UNITED STATES SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
Form N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES
Investment Company Act File Number: 811-21323
Eaton Vance Limited Duration Income Fund
(Exact Name of registrant as Specified in Charter)
Two International Place Boston, MA 02110
(Address of Principal Executive Offices)
Maureen A. Gemma
Two International Place Boston, MA 02110
(Name and Address of Agent for Services)
(617) 482-8260
(registrant’s Telephone Number)
April 30
Date of Fiscal Year End
October 31, 2009
Date of Reporting Period

Item 1.	Reports to Stockholders

Eaton Vance
Investment Managers

Semiannual Report October 31, 2009

EATON VANCE LIMITED DURATION INCOME FUND

IMPORTANT NOTICES REGARDING PRIVACY,
DELIVERY OF SHAREHOLDER DOCUMENTS,
PORTFOLIO HOLDINGS AND PROXY VOTING

Privacy. The Eaton Vance organization is committed to ensuring your financial privacy. Each of the financial institutions identified below has in effect the following policy (“Privacy Policy”) with respect to nonpublic personal information about its customers:

•	Only such information received from you, through application forms or otherwise, and information about your Eaton Vance fund transactions will be collected. This may include information such as name, address, social security number, tax status, account balances and transactions.

•	None of such information about you (or former customers) will be disclosed to anyone, except as permitted by law (which includes disclosure to employees necessary to service your account). In the normal course of servicing a customer’s account, Eaton Vance may share information with unaffiliated third parties that perform various required services such as transfer agents, custodians and broker/dealers.

•	Policies and procedures (including physical, electronic and procedural safeguards) are in place that are designed to protect the confidentiality of such information.

•	We reserve the right to change our Privacy Policy at any time upon proper notification to you. Customers may want to review our Privacy Policy periodically for changes by accessing the link on our homepage: www.eatonvance.com.

Our pledge of privacy applies to the following entities within the Eaton Vance organization: the Eaton Vance Family of Funds, Eaton Vance Management, Eaton Vance Investment Counsel, Boston Management and Research, and Eaton Vance Distributors, Inc.

In addition, our Privacy Policy applies only to those Eaton Vance customers who are individuals and who have a direct relationship with us. If a customer’s account (i.e., fund shares) is held in the name of a third-party financial adviser/broker-dealer, it is likely that only such adviser’s privacy policies apply to the customer. This notice supersedes all previously issued privacy disclosures.

For more information about Eaton Vance’s Privacy Policy, please call 1-800-262-1122.

Delivery of Shareholder Documents. The Securities and Exchange Commission (the “SEC”) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders.

Eaton Vance, or your financial adviser, may household the mailing of your documents indefinitely unless you instruct Eaton Vance, or your financial adviser, otherwise.

If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-262-1122, or contact your financial adviser.

Your instructions that householding not apply to delivery of your Eaton Vance documents will be effective within 30 days of receipt by Eaton Vance or your financial adviser.

Portfolio Holdings. Each Eaton Vance Fund and its underlying Portfolio(s) (if applicable) will file a schedule of portfolio holdings on Form N-Q with the SEC for the first and third quarters of each fiscal year. The Form N-Q will be available on the Eaton Vance website at www.eatonvance.com, by calling Eaton Vance at 1-800-262-1122 or in the EDGAR database on the SEC’s website at www.sec.gov. Form N-Q may also be reviewed and copied at the SEC’s public reference room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the public reference room).

Proxy Voting. From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds’ and Portfolios’ Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to portfolio securities during the most recent 12 month period ended June 30, without charge, upon request, by calling 1-800-262-1122. This description is also available on the SEC’s website at www.sec.gov.

Eaton Vance Limited Duration Income Fund as of October 31, 2009
INVESTMENT UPDATE
Economic and Market Conditions.

Payson F. Swaffield, CFA
Co-Portfolio Manager

Mark S. Venezia, CFA
Co-Portfolio Manager

Christine M. Johnston, CFA
Co-Portfolio Manager
• The six months ending October 31, 2009, were marked by a worldwide rally across the spectrum of riskier assets. The pace of economic deterioration slowed and then rebounded slightly in these six months, compared to the freefall in world economic output witnessed at the end of 2008 and first quarter of 2009. As signs of improving economic fundamentals began to emerge, investors’ aversion to risk reversed course and the capital markets staged a comeback.
• The loan market, as measured by the S&P/LSTA Leveraged Loan Index (the Index), gained 23.08% for the six months ending October 31, 2009, one of the highest six-month returns in the history of the asset class.1 Performance was driven by a combination of technical factors, which improved the market’s supply and demand picture. On the supply side, limited new loan issuance and a contraction of the existing supply through loan repayments reduced the available universe of purchasable loans. On the demand side, little selling activity and modest but steady inflows helped loan prices improve significantly. Modest improvements in loan fundamentals, or a deceleration of credit deterioration in many cases, also contributed to the increase in prices during the period. The default rate for the S&P/LSTA Leveraged Loan Index reached 12.0% as of October 31, 2009—near historical post-recession peaks.
• The high-yield market also experienced a comeback during the six-month period. The BofA Merrill Lynch U.S. High Yield Index returned 29.16% during the period.1 High-yield spreads—the additional yield over U.S. Treasury bonds of comparable maturity—narrowed significantly, from 1,330 basis points (13.3%) as of April 30, 2009, to 760 basis points (7.6%) as of October 31, 2009. Lower-quality paper led performance during the period, with CCC-rated issues performing the best, followed by BB-rated and B-rated bonds. The new-issue market remained strong, with the year-to-date total at almost $110 billion in new issues, roughly three times the amount of issuance during the first nine months of 2008. Defaults continued to increase, as Moody’s Investors Service reported speculative-grade defaults hitting 12.4% at the end of October 2009. This compares closely with historical peaks in past recessions of 11.01% in January 2002 and 12.07% in mid-1991.
• The mortgage-backed securities (MBS) market benefited from government programs aimed at bolstering the economy and the housing market. One of the most significant positives for the MBS market was the Federal Reserve’s (the Fed) purchase of MBS in the secondary market. This program, designed to sustain lower mortgage rates, started in January 2009. By the end of October, the Fed had purchased just under one trillion dollars in U.S. government agency MBS.
Total Return Performance 4/30/09 – 10/31/09

NYSE Amex Symbol		EVV
At Net Asset Value (NAV)[2]		27.48%
At Market Price[2]		25.81

Premium/(Discount) to NAV (10/31/09)		-11.81%
Total Distributions per common share		$0.65
Distribution Rate[3]	At NAV	8.25%
	At Market Price	9.36%
See page 3 for more performance information.

[1]	It is not possible to invest directly in an Index. The S&P/LSTA Leveraged Loan Index’s total return reflects changes in value of the loans constituting the Index and accrual of interest. The BofA Merrill Lynch U.S. High Yield Index reflects the performance of below-investment-grade U.S. dollar-denominated corporate bonds publicly issued in the U.S. The BofA Merrill Lynch Mortgage Master Index consists of fixed-rate, coupon-bearing bonds that are comprised of generic pass-through securities that are composed of numerous mortgage pools with various maturities. The Indices do not reflect the commissions or expenses that would have been incurred if an investor individually purchased or sold the instruments represented in the Indices. Unlike the Fund, an Index’s return does not reflect the effect of leverage.

[2]	Performance results reflect the effect of leverage.

[3]	The Distribution Rate is based on the Fund’s last regular distribution per share (annualized) divided by the Fund’s NAV or market price at the end of the period. The Fund’s distributions may be comprised of ordinary income, net realized capital gains and return of capital.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value or market price (as applicable) with all distributions reinvested. The Fund’s performance at market price will differ from its results at NAV. Although market price performance generally reflects investment results over time, during shorter periods, returns at market price can also be affected by factors such as changing perceptions about the Fund, market conditions, fluctuations in supply and demand for the Fund’s shares, or changes in Fund distributions. Investment return and principal value will fluctuate so that shares, when sold, may be worth more or less than their original cost. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than the quoted return. For performance as of the most recent month end, please refer to www.eatonvance.com.

Fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.

Eaton Vance Limited Duration Income Fund as of October 31, 2009
INVESTMENT UPDATE
The Fed expects to purchase a total of $1.25 trillion in MBS by the end of March 2010. For the six-month period, MBS yield spreads over U.S. Treasuries, as represented by the BofA Merrill Lynch Mortgage Master Index, tightened 40 basis points through October 31, 2009.1

Michael W. Weilheimer, CFA
Co-Portfolio Manager

Scott H. Page, CFA
Co-Portfolio Manager

Susan Schiff, CFA
Co-Portfolio Manager

Catherine C. McDermott
Co-Portfolio Manager
Management Discussion
• The Fund’s investment objective is to provide a high level of current income, with a secondary objective of capital appreciation. The Fund pursues its objective by investing primarily in two distinct investment categories: 1) U.S. government agency mortgage-backed securities (MBS); and 2) investments rated below investment-grade, which include (but are not limited to) senior, secured loans and high-yield bonds. As of October 31, 2009, the Fund was 28.6% invested in seasoned U.S. government agency MBS and 65.2% invested in below-investment-grade securities, with 33.5% invested in senior, secured loans and and 31.7% invested in high-yield corporate bonds. During the six-month period, the Fund experienced strong total returns—driven primarily by its bank loan and high-yield bond investments—of 25.81% at market price and 27.48% at NAV.
• Within the MBS sector, the focus remained on seasoned, fixed-rate, U.S. government agency MBS (seasoned MBS) during the period. Typically, the mortgage loans underlying seasoned MBS were originated in the 1980s and 1990s. As a result, they have generally lower loan-to-home value ratios, meaning that these homeowners have more equity in their homes than the average borrower. In addition, these loans are guaranteed by government agencies. Seasoned MBS yield spreads tightened approximately 50 basis points over the six months. Principal prepayments remained stable, paying consistently at an annualized rate in the low teens.
• In the bank loan market, the six-month period witnessed a “junk rally,” with the market’s lowest-quality loans skyrocketing back to life. As a result, the Fund’s relative underweight to the lower-quality bank loans, including second-lien loans and those rated below CCC, detracted slightly from performance relative to the S&P/LSTA Leveraged Loan Index. In terms of industry sectors, a relative overweight to the cable television, leisure goods, activities and movies, and business equipment and services industries contributed positively to performance, while underweights to the automotive, lodging and casino industries detracted.
• The Fund’s high-yield bond investments benefited from a bias toward B rated issues and an overweight to CCC rated issues relative to the BofA Merrill Lynch U.S. High Yield Index. Company selection within the paper and retail industries, coupled with modest overweight positions to each, contributed positively to portfolio returns during the period. A broad underweight to the utilities sector also helped relative performance during the period. Banking and diversified financial services detracted from performance, as management underweighted these sectors relative to the BofA Merrill Lynch U.S. High Yield Index.
• As of October 31, 2009, the Fund employed leverage of 32.5% of total assets—10.2% auction preferred shares (APS)1 and 22.3% borrowings. Use of leverage creates an opportunity for income, but at the same time creates special risks (including the likelihood of greater volatility of net asset value and market price of common shares).

[1]	APS percentage represents the liquidation value of the Fund’s APS outstanding at 10/31/09 as a percentage of the Fund’s net assets applicable to common shares plus APS. In the event of a rise in long-term interest rates, the value of the Fund’s investment portfolio could decline, which would reduce the asset coverage for its APS.

Eaton Vance Limited Duration Income Fund as of October 31, 2009
FUND PERFORMANCE
Fund Performance1

NYSE Amex Symbol	EVV
Average Annual Total Returns (by market price, NYSE Amex)
Six Months	25.81%
One Year	47.09
Five Years	2.98
Life of Fund (5/30/03)	4.27

Average Annual Total Returns (at net asset value)
Six Months	27.48%
One Year	44.15
Five Years	5.85
Life of Fund (5/30/03)	6.33

[1]	Six-month returns are cumulative. Often returns are presented on an average annual basis. Performance results reflect the effect of leverage. Absent a fee reduction by the investment adviser of the Fund, the returns would be lower.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value or market price (as applicable) with all distributions reinvested. The Fund’s performance at market price will differ from its results at NAV. Although market price performance generally reflects investment results over time, during shorter periods, returns at market price can also be affected by factors such as changing perceptions about the Fund, market conditions, fluctuations in supply and demand for the Fund’s shares, or changes in Fund distributions. Investment return and principal value will fluctuate so that shares, when sold, may be worth more or less than their original cost. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than the quoted return. For performance as of the most recent month end, please refer to www.eatonvance.com.
Portfolio Composition
Fund Allocations2
By net investments

[2]	Fund allocations are shown as a percentage of the Fund’s net investments, which represented 148.6% of the Fund’s net assets as of 10/31/09. Fund allocations may not be representative of the Fund’s current or future investments and are subject to change due to active management.

The views expressed throughout this report are those of the portfolio managers and are current only through the end of the period of the report as stated on the cover. These views are subject to change at any time based upon market or other conditions, and the investment adviser disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund are based on many factors, may not be relied on as an indication of trading intent on behalf of any Eaton Vance fund. Portfolio information provided in the report may not be representative of the Fund’s current or future investments and may change due to active management.

Eaton Vance Limited Duration Income Fund as of October 31, 2009

PORTFOLIO OF INVESTMENTS (Unaudited)

Senior Floating-Rate Interests — 49.0%(1)

Principal
Amount*
(000’s omitted)		Borrower/Tranche Description	Value

Aerospace and Defense — 0.9%

ACTS Aero Technical Support & Service, Inc.
	897	Term Loan, 0.00%, Maturing October 5, 2014(2)	$253,442
Atlantic Inertial Systems, Inc.
	814	Term Loan, 3.25%, Maturing July 20, 2014	781,317
AWAS Capital, Inc.
	399	Term Loan, 2.06%, Maturing March 22, 2013	369,137
	2,127	Term Loan - Second Lien, 6.31%, Maturing March 22, 2013	1,472,947
CACI International, Inc.
	280	Term Loan, 1.78%, Maturing May 3, 2011	276,162
Colt Defense, LLC
	971	Term Loan, 3.50%, Maturing July 9, 2014	893,763
DAE Aviation Holdings, Inc.
	562	Term Loan, 4.01%, Maturing July 31, 2014	528,287
	574	Term Loan, 4.04%, Maturing July 31, 2014	540,000
Evergreen International Aviation
	1,217	Term Loan, 12.00%, Maturing October 31, 2011	967,850
Hawker Beechcraft Acquisition
	3,552	Term Loan, 2.26%, Maturing March 26, 2014	2,823,769
	187	Term Loan, 2.28%, Maturing March 26, 2014	148,788
Hexcel Corp.
	1,406	Term Loan, 6.50%, Maturing May 21, 2014	1,416,797
IAP Worldwide Services, Inc.
	1,118	Term Loan, 9.25%, Maturing December 30, 2012(3)	939,801
TransDigm, Inc.
	2,075	Term Loan, 2.29%, Maturing June 23, 2013	1,995,335
Vought Aircraft Industries, Inc.
	667	Term Loan, 7.50%, Maturing December 17, 2011	666,667
	697	Term Loan, 7.50%, Maturing December 17, 2011	699,155
	215	Term Loan, 7.50%, Maturing December 22, 2011	213,736
Wesco Aircraft Hardware Corp.
	1,459	Term Loan, 2.50%, Maturing September 29, 2013	1,383,989

			$16,370,942

Air Transport — 0.2%

Airport Development and Investment, Ltd.
GBP	1,957	Term Loan - Second Lien, 4.56%, Maturing April 7, 2011	$2,949,993
Delta Air Lines, Inc.
	1,686	Term Loan - Second Lien, 3.53%, Maturing April 30, 2014	1,421,456

			$4,371,449

Automotive — 1.6%

Accuride Corp.
	2,338	Term Loan, 10.00%, Maturing January 31, 2012	$2,326,838
Adesa, Inc.
	4,905	Term Loan, 2.50%, Maturing October 18, 2013	4,708,999
Allison Transmission, Inc.
	5,085	Term Loan, 3.01%, Maturing September 30, 2014	4,575,585
Dayco Products, LLC
	2,283	Term Loan, 0.00%, Maturing June 21, 2011(2)	1,046,495
Federal-Mogul Corp.
	1,818	Term Loan, 2.19%, Maturing December 27, 2014	1,401,111
	1,408	Term Loan, 2.19%, Maturing December 27, 2015	1,084,734
Ford Motor Co.
	3,245	Term Loan, 3.29%, Maturing December 15, 2013	2,900,511
Goodyear Tire & Rubber Co.
	4,450	Term Loan - Second Lien, 2.34%, Maturing April 30, 2010	4,079,698
Keystone Automotive Operations, Inc.
	1,109	Term Loan, 3.78%, Maturing January 12, 2012	679,115
LKQ Corp.
	1,274	Term Loan, 2.50%, Maturing October 12, 2014	1,254,938
TriMas Corp.
	314	Term Loan, 2.52%, Maturing August 2, 2011	289,330
	1,320	Term Loan, 2.50%, Maturing August 2, 2013	1,216,151
TRW Automotive, Inc.
	916	Term Loan, 6.25%, Maturing February 2, 2014	917,827
United Components, Inc.
	1,439	Term Loan, 2.72%, Maturing June 30, 2010	1,335,038

			$27,816,370

Beverage and Tobacco — 0.4%

Constellation Brands, Inc.
	1,057	Term Loan, 1.75%, Maturing June 5, 2013	$1,019,541
Culligan International Co.
	975	Term Loan, 2.50%, Maturing November 24, 2014	760,500
EUR	1,400	Term Loan - Second Lien, 5.19%, Maturing May 31, 2013	767,466
Liberator Midco Ltd.
GBP	385	Term Loan, 8.51%, Maturing October 27, 2016(3)	594,144
Southern Wine & Spirits of America, Inc.
	2,885	Term Loan, 5.50%, Maturing May 31, 2012	2,823,934
Van Houtte, Inc.
	117	Term Loan, 2.78%, Maturing July 11, 2014	111,994
	861	Term Loan, 2.78%, Maturing July 11, 2014	821,289

			$6,898,868

See notes to financial statements

Eaton Vance Limited Duration Income Fund as of October 31, 2009

PORTFOLIO OF INVESTMENTS (Unaudited) CONT’D

Principal
Amount*
(000’s omitted)		Borrower/Tranche Description	Value

Brokers, Dealers and Investment Houses — 0.1%

AmeriTrade Holding Corp.
	2,108	Term Loan, 1.75%, Maturing December 31, 2012	$2,050,402

			$2,050,402

Building and Development — 1.3%

AIMCO Properties, L.P.
	1,601	Term Loan, 1.75%, Maturing March 23, 2011	$1,537,200
Beacon Sales Acquisition, Inc.
	879	Term Loan, 2.28%, Maturing September 30, 2013	829,365
Brickman Group Holdings, Inc.
	1,404	Term Loan, 2.28%, Maturing January 23, 2014	1,325,193
Building Materials Corp. of America
	1,873	Term Loan, 3.00%, Maturing February 22, 2014	1,733,825
Capital Automotive (REIT)
	1,012	Term Loan, 2.75%, Maturing December 14, 2012	906,082
Epco/Fantome, LLC
	1,738	Term Loan, 2.87%, Maturing November 23, 2010	1,329,570
Forestar USA Real Estate Group, Inc.
	1,755	Revolving Loan, 0.39%, Maturing December 1, 2010(4)	1,474,222
	1,411	Term Loan, 5.10%, Maturing December 1, 2010	1,269,643
LNR Property Corp.
	2,920	Term Loan, 3.75%, Maturing July 3, 2011	2,321,111
Metroflag BP, LLC
	700	Term Loan - Second Lien, 0.00%, Maturing October 2, 2009(5)	7,350
NCI Building Systems, Inc.
	703	Term Loan, 4.03%, Maturing June 18, 2010	654,751
Panolam Industries Holdings, Inc.
	1,345	Term Loan, 5.00%, Maturing September 30, 2012	1,214,123
Realogy Corp.
	1,172	Term Loan, 3.24%, Maturing September 1, 2014	984,912
	4,351	Term Loan, 3.29%, Maturing September 1, 2014	3,658,246
Sanitec Europe OY
EUR	387	Term Loan, 2.50%, Maturing June 25, 2016	395,228
South Edge, LLC
	288	Term Loan, 0.00%, Maturing October 31, 2009(5)	88,406
Standard Pacific Corp.
	1,260	Term Loan, 2.19%, Maturing May 5, 2013	1,052,100
WCI Communities, Inc.
	752	Term Loan, 10.00%, Maturing September 3, 2014	644,657
	1,214	Term Loan, 10.06%, Maturing September 3, 2014	1,199,026

			$22,625,010

Business Equipment and Services — 4.0%

Activant Solutions, Inc.
	849	Term Loan, 2.31%, Maturing May 1, 2013	$791,972
Affiliated Computer Services
	1,862	Term Loan, 2.24%, Maturing March 20, 2013	1,842,513
	293	Term Loan, 2.24%, Maturing March 20, 2013	290,085
Affinion Group, Inc.
	4,275	Term Loan, 2.74%, Maturing October 17, 2012	4,111,397
Allied Barton Security Service
	1,115	Term Loan, 6.75%, Maturing February 21, 2015	1,129,928
Education Management, LLC
	4,835	Term Loan, 2.06%, Maturing June 1, 2013	4,543,900
Euronet Worldwide, Inc.
	1,829	Term Loan, 2.27%, Maturing April 4, 2012	1,735,244
Info USA, Inc.
	303	Term Loan, 2.29%, Maturing February 14, 2012	292,859
Information Resources, Inc.
	1,818	Term Loan, 2.14%, Maturing May 7, 2014	1,722,963
Intergraph Corp.
	1,000	Term Loan, 2.37%, Maturing May 29, 2014	959,375
	1,000	Term Loan - Second Lien, 6.29%, Maturing November 29, 2014	962,500
iPayment, Inc.
	1,941	Term Loan, 2.27%, Maturing May 10, 2013	1,773,165
Kronos, Inc.
	1,488	Term Loan, 2.28%, Maturing June 11, 2014	1,404,382
Language Line, Inc.
	2,115	Term Loan, 5.50%, Maturing June 11, 2011	2,114,947
Mitchell International, Inc.
	1,500	Term Loan - Second Lien, 5.56%, Maturing March 28, 2015	1,020,000
N.E.W. Holdings I, LLC
	2,523	Term Loan, 2.74%, Maturing May 22, 2014	2,364,093
Protection One, Inc.
	2,014	Term Loan, 2.49%, Maturing March 31, 2012	1,926,980
Quantum Corp.
	292	Term Loan, 3.78%, Maturing July 12, 2014	266,997
Quintiles Transnational Corp.
	1,203	Term Loan, 2.28%, Maturing March 31, 2013	1,148,331
	1,725	Term Loan - Second Lien, 4.28%, Maturing March 31, 2014	1,651,687
Sabre, Inc.
	6,636	Term Loan, 2.49%, Maturing September 30, 2014	5,761,298
Safenet, Inc.
	982	Term Loan, 2.75%, Maturing April 12, 2014	921,625
Serena Software, Inc.
	1,558	Term Loan, 2.32%, Maturing March 10, 2013	1,442,856

See notes to financial statements

Eaton Vance Limited Duration Income Fund as of October 31, 2009

PORTFOLIO OF INVESTMENTS (Unaudited) CONT’D

Principal
Amount*
(000’s omitted)		Borrower/Tranche Description	Value

Business Equipment and Services (continued)

Sitel (Client Logic)
	1,707	Term Loan, 5.77%, Maturing January 29, 2014	$1,485,516
Solera Holdings, LLC
EUR	1,082	Term Loan, 2.50%, Maturing May 15, 2014	1,544,048
SunGard Data Systems, Inc.
	454	Term Loan, 1.99%, Maturing February 11, 2013	427,327
	12,821	Term Loan, 4.07%, Maturing February 28, 2016	12,475,461
TDS Investor Corp.
EUR	1,052	Term Loan, 3.24%, Maturing August 23, 2013	1,385,081
Transaction Network Services, Inc.
	710	Term Loan, 9.50%, Maturing May 4, 2012	717,497
Travelport, LLC
	1,779	Term Loan, 2.78%, Maturing August 23, 2013	1,623,022
	357	Term Loan, 2.78%, Maturing August 23, 2013	325,660
U.S. Security Holdings, Inc.
	856	Term Loan, 2.79%, Maturing May 8, 2013	811,412
Valassis Communications, Inc.
	402	Term Loan, 2.04%, Maturing March 2, 2014	376,319
	1,752	Term Loan, 2.04%, Maturing March 2, 2014	1,639,682
VWR International, Inc.
	2,319	Term Loan, 2.74%, Maturing June 28, 2013	2,122,057
West Corp.
	2,699	Term Loan, 2.62%, Maturing October 24, 2013	2,484,375
	3,920	Term Loan, 4.12%, Maturing July 15, 2016	3,693,933

			$71,290,487

Cable and Satellite Television — 3.9%

Atlantic Broadband Finance, LLC
	2,440	Term Loan, 6.75%, Maturing June 8, 2013	$2,433,771
	91	Term Loan, 2.54%, Maturing September 1, 2013	89,561
Bragg Communications, Inc.
	1,583	Term Loan, 2.86%, Maturing August 31, 2014	1,543,084
Bresnan Broadband Holdings, LLC
	1,716	Term Loan, 2.29%, Maturing March 29, 2014	1,653,441
	1,550	Term Loan - Second Lien, 4.75%, Maturing March 29, 2014	1,476,375
Cequel Communications, LLC
	975	Term Loan, 2.24%, Maturing November 5, 2013	933,562
	5,131	Term Loan, 6.29%, Maturing May 5, 2014	5,122,834
	2,175	Term Loan - Second Lien, 4.79%, Maturing May 5, 2014	2,130,412
Charter Communications Operating, Inc.
	14,761	Term Loan, 6.25%, Maturing April 28, 2013	13,458,905
CSC Holdings, Inc.
	2,684	Term Loan, 2.05%, Maturing March 29, 2013	2,560,569
CW Media Holdings, Inc.
	1,850	Term Loan, 3.53%, Maturing February 15, 2015	1,720,412
DirectTV Holdings, LLC
	1,808	Term Loan, 1.74%, Maturing April 13, 2013	1,774,868
Insight Midwest Holdings, LLC
	4,742	Term Loan, 2.29%, Maturing April 6, 2014	4,519,178
MCC Iowa, LLC
	595	Term Loan, 1.73%, Maturing March 31, 2010	589,050
	2,384	Term Loan, 1.98%, Maturing January 31, 2015	2,193,368
Mediacom Illinois, LLC
	4,706	Term Loan, 1.73%, Maturing January 31, 2015	4,327,267
ProSiebenSat.1 Media AG
EUR	822	Term Loan, 3.53%, Maturing March 2, 2015	809,481
EUR	48	Term Loan, 2.73%, Maturing June 26, 2015	60,004
EUR	1,187	Term Loan, 2.73%, Maturing June 26, 2015	1,478,544
EUR	822	Term Loan, 3.78%, Maturing March 2, 2016	809,481
UPC Broadband Holding B.V.
	1,815	Term Loan, 2.00%, Maturing December 31, 2014	1,702,513
	985	Term Loan, 3.75%, Maturing December 31, 2016	947,864
EUR	4,531	Term Loan, 4.19%, Maturing December 31, 2016	6,135,165
EUR	3,269	Term Loan, 4.44%, Maturing December 31, 2017	4,445,696
Virgin Media Investment Holding
	2,902	Term Loan, 3.78%, Maturing March 30, 2012	2,890,769
YPSO Holding SA
EUR	574	Term Loan, 2.68%, Maturing July 28, 2014	654,421
EUR	937	Term Loan, 2.68%, Maturing July 28, 2014	1,067,738
EUR	1,488	Term Loan, 2.68%, Maturing July 28, 2014	1,695,752

			$69,224,085

Chemicals and Plastics — 2.7%

Ashland, Inc.
	876	Term Loan, 7.65%, Maturing November 20, 2014	$891,738
Arizona Chemical, Inc.
	1,383	Term Loan, 2.24%, Maturing February 28, 2013	1,317,480
	500	Term Loan - Second Lien, 5.76%, Maturing February 28, 2014	437,500
Brenntag Holding GmbH and Co. KG
	1,965	Term Loan, 2.25%, Maturing December 23, 2013	1,871,538
	480	Term Loan, 2.29%, Maturing December 23, 2013	456,961
	1,300	Term Loan - Second Lien, 4.25%, Maturing December 23, 2015	1,219,833
Celanese Holdings, LLC
	5,923	Term Loan, 2.04%, Maturing April 2, 2014	5,555,625
Cognis GmbH
EUR	266	Term Loan, 2.77%, Maturing September 15, 2013	356,774
EUR	1,084	Term Loan, 2.77%, Maturing September 15, 2013	1,456,825

See notes to financial statements

Eaton Vance Limited Duration Income Fund as of October 31, 2009

PORTFOLIO OF INVESTMENTS (Unaudited) CONT’D

Principal
Amount*
(000’s omitted)		Borrower/Tranche Description	Value

Chemicals and Plastics (continued)

Columbian Chemicals Acquisition
	857	Term Loan, 6.31%, Maturing March 16, 2013	$731,920
First Chemical Holding
EUR	965	Term Loan, 3.32%, Maturing December 18, 2014	1,040,549
EUR	965	Term Loan, 3.82%, Maturing December 18, 2015	1,040,549
Georgia Gulf Corp.
	858	Term Loan, 10.00%, Maturing October 3, 2013	858,595
Hexion Specialty Chemicals, Inc.
	395	Term Loan, 2.56%, Maturing May 5, 2013	314,300
	1,820	Term Loan, 2.56%, Maturing May 5, 2013	1,446,866
	4,850	Term Loan, 2.75%, Maturing May 5, 2013	3,843,625
Huish Detergents, Inc.
	1,246	Term Loan, 2.00%, Maturing April 26, 2014	1,200,614
Huntsman International, LLC
	3,465	Term Loan, 1.99%, Maturing August 16, 2012	3,172,556
INEOS Group
EUR	143	Term Loan, 5.52%, Maturing December 14, 2011	179,093
EUR	808	Term Loan, 5.52%, Maturing December 14, 2011	1,012,985
EUR	808	Term Loan, 6.02%, Maturing December 14, 2011	1,013,116
EUR	143	Term Loan, 8.02%, Maturing December 14, 2011	179,093
	233	Term Loan, 7.50%, Maturing December 14, 2013	199,876
	233	Term Loan, 10.00%, Maturing December 14, 2014	199,876
ISP Chemco, Inc.
	1,940	Term Loan, 2.00%, Maturing June 4, 2014	1,841,518
Kranton Polymers, LLC
	3,072	Term Loan, 2.31%, Maturing May 12, 2013	2,922,847
MacDermid, Inc.
EUR	875	Term Loan, 2.64%, Maturing April 12, 2014	1,015,684
Millenium Inorganic Chemicals
	469	Term Loan, 2.53%, Maturing April 30, 2014	431,081
	1,375	Term Loan - Second Lien, 6.03%, Maturing October 31, 2014	1,134,375
Momentive Performance Material
	1,887	Term Loan, 2.50%, Maturing December 4, 2013	1,579,314
Nalco Co.
	834	Term Loan, 2.06%, Maturing November 4, 2010	834,649
	2,488	Term Loan, 6.50%, Maturing May 6, 2016	2,534,141
Rockwood Specialties Group, Inc.
	3,587	Term Loan, 6.00%, Maturing May 15, 2014	3,637,818
Schoeller Arca Systems Holding
EUR	289	Term Loan, 3.68%, Maturing November 16, 2015	272,239
EUR	824	Term Loan, 3.68%, Maturing November 16, 2015	776,203
EUR	887	Term Loan, 3.68%, Maturing November 16, 2015	835,271

			$47,813,027

Clothing / Textiles — 0.3%

Hanesbrands, Inc.
	1,306	Term Loan, 5.03%, Maturing September 5, 2013	$1,313,278
	1,125	Term Loan - Second Lien, 3.99%, Maturing March 5, 2014	1,089,844
St. John Knits International, Inc.
	1,118	Term Loan, 9.25%, Maturing March 23, 2012	905,952
The William Carter Co.
	1,144	Term Loan, 1.75%, Maturing July 14, 2012	1,118,178

			$4,427,252

Conglomerates — 1.2%

Amsted Industries, Inc.
	1,441	Term Loan, 2.29%, Maturing October 15, 2010	$1,322,525
Blount, Inc.
	371	Term Loan, 2.00%, Maturing August 9, 2010	355,636
Doncasters (Dunde HoldCo 4 Ltd.)
	561	Term Loan, 4.24%, Maturing July 13, 2015	455,908
	561	Term Loan, 4.74%, Maturing July 13, 2015	455,908
GBP	734	Term Loan - Second Lien, 5.02%, Maturing January 13, 2016	801,637
Jarden Corp.
	750	Term Loan, 2.03%, Maturing January 24, 2012	723,635
	1,358	Term Loan, 2.03%, Maturing January 24, 2012	1,313,205
Johnson Diversey, Inc.
	2,901	Term Loan, 2.48%, Maturing December 16, 2011	2,889,707
Manitowoc Company, Inc. (The)
	1,389	Term Loan, 7.50%, Maturing August 21, 2014	1,370,394
Polymer Group, Inc.
	3,248	Term Loan, 7.00%, Maturing November 22, 2014	3,255,978
RBS Global, Inc.
	413	Term Loan, 2.50%, Maturing July 19, 2013	396,436
	2,682	Term Loan, 2.79%, Maturing July 19, 2013	2,583,628
RGIS Holdings, LLC
	91	Term Loan, 2.75%, Maturing April 30, 2014	81,491
	1,829	Term Loan, 2.77%, Maturing April 30, 2014	1,629,828
US Investigations Services, Inc.
	2,597	Term Loan, 3.29%, Maturing February 21, 2015	2,420,280
Vertrue, Inc.
	813	Term Loan, 3.29%, Maturing August 16, 2014	672,348

			$20,728,544

Containers and Glass Products — 1.9%

Berry Plastics Corp.
	4,575	Term Loan, 2.30%, Maturing April 3, 2015	$3,942,240

See notes to financial statements

Eaton Vance Limited Duration Income Fund as of October 31, 2009

PORTFOLIO OF INVESTMENTS (Unaudited) CONT’D

Principal
Amount*
(000’s omitted)		Borrower/Tranche Description	Value

Containers and Glass Products (continued)

Celanese AG
EUR	1,950	Term Loan, 2.50%, Maturing April 6, 2011	$2,704,710
Consolidated Container Co.
	1,000	Term Loan - Second Lien, 5.75%, Maturing September 28, 2014	830,833
Crown Americas, Inc.
	679	Term Loan, 2.00%, Maturing November 15, 2012	665,986
Graham Packaging Holdings Co.
	462	Term Loan, 2.55%, Maturing October 7, 2011	452,291
	4,627	Term Loan, 6.75%, Maturing April 5, 2014	4,638,501
Graphic Packaging International, Inc.
	7,311	Term Loan, 2.28%, Maturing May 16, 2014	6,969,100
JSG Acquisitions
EUR	1,256	Term Loan, 4.01%, Maturing December 31, 2014	1,781,043
EUR	1,256	Term Loan, 4.12%, Maturing December 31, 2014	1,780,799
Kranson Industries, Inc.
	1,092	Term Loan, 2.49%, Maturing July 31, 2013	1,037,106
Owens-Brockway Glass Container
	2,035	Term Loan, 1.74%, Maturing June 14, 2013	1,988,059
Smurfit Kappa Acquisitions
EUR	210	Term Loan, 4.06%, Maturing December 31, 2014	297,978
EUR	175	Term Loan, 4.11%, Maturing December 31, 2014	247,773
Smurfit-Stone Container Corp.
	1,811	Revolving Loan, 2.84%, Maturing July 28, 2010	1,774,811
	601	Revolving Loan, 3.06%, Maturing July 28, 2010	588,651
	236	Term Loan, 2.50%, Maturing November 1, 2011	229,112
	414	Term Loan, 2.50%, Maturing November 1, 2011	402,992
	780	Term Loan, 2.50%, Maturing November 1, 2011	757,788
	364	Term Loan, 4.50%, Maturing November 1, 2011	354,115
Tegrant Holding Corp.
	1,950	Term Loan, 3.54%, Maturing March 8, 2013	1,599,000

			$33,042,888

Cosmetics / Toiletries — 0.2%

American Safety Razor Co.
	1,000	Term Loan - Second Lien, 6.54%, Maturing July 31, 2014	$817,500
Bausch & Lomb, Inc.
	147	Term Loan, 3.52%, Maturing April 30, 2015	140,263
	605	Term Loan, 3.53%, Maturing April 30, 2015	577,591
KIK Custom Products, Inc.
	1,400	Term Loan - Second Lien, 5.28%, Maturing November 30, 2014	665,000
Prestige Brands, Inc.
	1,863	Term Loan, 2.49%, Maturing April 7, 2011	1,830,655

			$4,031,009

Drugs — 0.1%

Graceway Pharmaceuticals, LLC
	1,286	Term Loan, 2.99%, Maturing May 3, 2012	$906,308
	300	Term Loan, 8.49%, Maturing November 3, 2013	63,000
	1,000	Term Loan - Second Lien, 6.74%, Maturing May 3, 2013	342,500
Pharmaceutical Holdings Corp.
	441	Term Loan, 3.50%, Maturing January 30, 2012	417,897

			$1,729,705

Ecological Services and Equipment — 0.4%

Big Dumpster Merger Sub, Inc.
	833	Term Loan, 2.50%, Maturing February 5, 2013	$543,674
Blue Waste B.V. (AVR Acquisition)
EUR	1,000	Term Loan, 2.68%, Maturing April 1, 2015	1,362,013
Environmental Systems Products Holdings, Inc.
	417	Term Loan - Second Lien, 13.50%, Maturing December 12, 2010	373,050
IESI Corp.
	3,465	Term Loan, 2.00%, Maturing January 20, 2012	3,282,809
Sensus Metering Systems, Inc.
	700	Term Loan, 7.00%, Maturing June 3, 2013	702,703
Wastequip, Inc.
	962	Term Loan, 2.50%, Maturing February 5, 2013	627,860

			$6,892,109

Electronics / Electrical — 1.8%

Aspect Software, Inc.
	1,701	Term Loan, 3.31%, Maturing July 11, 2011	$1,561,110
	2,350	Term Loan - Second Lien, 7.38%, Maturing July 11, 2013	1,985,750
Freescale Semiconductor, Inc.
	5,481	Term Loan, 2.00%, Maturing December 1, 2013	4,468,403
Infor Enterprise Solutions Holdings
	1,763	Term Loan, 4.00%, Maturing July 28, 2012	1,555,520
	3,378	Term Loan, 4.00%, Maturing July 28, 2012	2,981,413
	500	Term Loan, 5.74%, Maturing March 2, 2014	340,625
	183	Term Loan - Second Lien, 6.49%, Maturing March 2, 2014	127,417
	317	Term Loan - Second Lien, 6.49%, Maturing March 2, 2014	216,917
Network Solutions, LLC
	2,751	Term Loan, 2.78%, Maturing March 7, 2014	2,476,103
Open Solutions, Inc.
	2,389	Term Loan, 2.41%, Maturing January 23, 2014	1,939,218
Sensata Technologies Finance Co.
	5,798	Term Loan, 2.03%, Maturing April 27, 2013	4,992,124

See notes to financial statements

Eaton Vance Limited Duration Income Fund as of October 31, 2009

PORTFOLIO OF INVESTMENTS (Unaudited) CONT’D

Principal
Amount*
(000’s omitted)		Borrower/Tranche Description	Value

Electronics / Electrical (continued)

Spectrum Brands, Inc.
	132	Term Loan, 8.00%, Maturing March 30, 2013	$129,854
	2,594	Term Loan, 8.00%, Maturing March 30, 2013	2,543,153
SS&C Technologies, Inc.
	1,711	Term Loan, 2.28%, Maturing November 23, 2012	1,642,482
VeriFone, Inc.
	931	Term Loan, 3.00%, Maturing October 31, 2013	889,426
Vertafore, Inc.
	2,437	Term Loan, 5.50%, Maturing July 31, 2014	2,400,937
	975	Term Loan - Second Lien, 6.39%, Maturing January 31, 2013	836,063

			$31,086,515

Equipment Leasing — 0.2%

Hertz Corp.
	3,753	Term Loan, 2.00%, Maturing December 21, 2012	$3,511,147
	689	Term Loan, 2.04%, Maturing December 21, 2012	644,494

			$4,155,641

Farming / Agriculture — 0.3%

BF Bolthouse HoldCo, LLC
	2,529	Term Loan, 2.56%, Maturing December 16, 2012	$2,473,622
	1,475	Term Loan - Second Lien, 5.74%, Maturing December 16, 2013	1,397,563
Central Garden & Pet Co.
	2,277	Term Loan, 1.75%, Maturing February 28, 2014	2,166,699

			$6,037,884

Financial Intermediaries — 0.6%

Citco III, Ltd.
	3,130	Term Loan, 2.85%, Maturing June 30, 2014	$2,738,480
Grosvenor Capital Management
	662	Term Loan, 2.25%, Maturing December 5, 2013	601,974
Jupiter Asset Management Group
GBP	575	Term Loan, 2.74%, Maturing June 30, 2015	892,293
Lender Processing Services, Inc.
	992	Term Loan, 2.74%, Maturing July 2, 2014	986,880
LPL Holdings, Inc.
	5,006	Term Loan, 2.01%, Maturing December 18, 2014	4,730,595
Nuveen Investments, Inc.
	631	Term Loan, 3.28%, Maturing November 2, 2014	546,548
RJO Holdings Corp. (RJ O’Brien)
	640	Term Loan, 3.25%, Maturing July 31, 2014	430,501

			$10,927,271

Food Products — 1.6%

Acosta, Inc.
	2,927	Term Loan, 2.50%, Maturing July 28, 2013	$2,789,499
Advantage Sales & Marketing, Inc.
	3,847	Term Loan, 2.29%, Maturing March 29, 2013	3,664,429
American Seafoods Group, LLC
	865	Term Loan, 4.03%, Maturing September 30, 2011	787,028
Dean Foods Co.
	5,801	Term Loan, 1.66%, Maturing April 2, 2014	5,435,046
MafCo Worldwide Corp.
	808	Term Loan, 2.25%, Maturing December 8, 2011	759,131
Michael Foods, Inc.
	1,281	Term Loan, 6.50%, Maturing April 30, 2014	1,297,573
Pinnacle Foods Finance, LLC
	7,248	Term Loan, 3.00%, Maturing April 2, 2014	6,804,422
Provimi Group SA
	188	Term Loan, 2.49%, Maturing June 28, 2015	173,816
	231	Term Loan, 2.49%, Maturing June 28, 2015	213,902
EUR	243	Term Loan, 2.68%, Maturing June 28, 2015	330,853
EUR	402	Term Loan, 2.68%, Maturing June 28, 2015	547,195
EUR	419	Term Loan, 2.68%, Maturing June 28, 2015	570,185
EUR	540	Term Loan, 2.68%, Maturing June 28, 2015	735,277
Reddy Ice Group, Inc.
	3,130	Term Loan, 2.00%, Maturing August 9, 2012	2,801,350
Wrigley Company
	1,362	Term Loan, 6.50%, Maturing October 6, 2014	1,381,800

			$28,291,506

Food Service — 1.0%

AFC Enterprises, Inc.
	515	Term Loan, 7.00%, Maturing May 11, 2011	$518,423
Aramark Corp.
	383	Term Loan, 2.14%, Maturing January 26, 2014	352,310
	5,833	Term Loan, 2.16%, Maturing January 26, 2014	5,363,992
GBP	973	Term Loan, 2.67%, Maturing January 27, 2014	1,460,445
Buffets, Inc.
	139	Term Loan, 7.53%, Maturing November 1, 2013(3)	122,663
	711	Term Loan - Second Lien, 17.78%, Maturing November 1, 2013(3)	625,546
Burger King Corp.
	1,692	Term Loan, 1.81%, Maturing June 30, 2012	1,667,967
CBRL Group, Inc.
	2,166	Term Loan, 1.97%, Maturing April 27, 2013	2,089,237
Denny’s, Inc.
	163	Term Loan, 2.38%, Maturing March 31, 2012	156,880
	471	Term Loan, 2.70%, Maturing March 31, 2012	452,206

See notes to financial statements

Eaton Vance Limited Duration Income Fund as of October 31, 2009

PORTFOLIO OF INVESTMENTS (Unaudited) CONT’D

Principal
Amount*
(000’s omitted)		Borrower/Tranche Description	Value

Food Service (continued)

JRD Holdings, Inc.
	1,896	Term Loan, 2.50%, Maturing June 26, 2014	$1,824,990
Maine Beverage Co., LLC
	459	Term Loan, 2.04%, Maturing June 30, 2010	424,922
NPC International, Inc.
	461	Term Loan, 2.03%, Maturing May 3, 2013	438,346
OSI Restaurant Partners, LLC
	85	Term Loan, 3.03%, Maturing May 9, 2013	70,675
	933	Term Loan, 2.56%, Maturing May 9, 2014	779,834
QCE Finance, LLC
	972	Term Loan, 2.56%, Maturing May 5, 2013	787,208
	1,225	Term Loan - Second Lien, 6.03%, Maturing November 5, 2013	663,950
Sagittarius Restaurants, LLC
	440	Term Loan, 9.75%, Maturing March 29, 2013	409,628

			$18,209,222

Food / Drug Retailers — 1.1%

General Nutrition Centers, Inc.
	2,943	Term Loan, 2.52%, Maturing September 16, 2013	$2,731,415
Iceland Foods Group, Ltd.
GBP	2,150	Term Loan, 3.01%, Maturing May 2, 2015	3,484,358
GBP	555	Term Loan, 9.26%, Maturing May 2, 2016(3)	903,778
Pantry, Inc. (The)
	322	Term Loan, 1.75%, Maturing May 15, 2014	305,167
	1,118	Term Loan, 1.75%, Maturing May 15, 2014	1,059,952
Rite Aid Corp.
	5,430	Term Loan, 2.00%, Maturing June 1, 2014	4,709,325
	2,232	Term Loan, 6.00%, Maturing June 4, 2014	2,098,526
	1,000	Term Loan, 9.50%, Maturing June 4, 2014	1,036,667
Roundy’s Supermarkets, Inc.
	3,731	Term Loan, 6.03%, Maturing November 3, 2011	3,681,415

			$20,010,603

Forest Products — 0.6%

Appleton Papers, Inc.
	1,882	Term Loan, 6.63%, Maturing June 5, 2014	$1,712,336
Georgia-Pacific Corp.
	5,894	Term Loan, 2.32%, Maturing December 20, 2012	5,688,993
	1,311	Term Loan, 3.59%, Maturing December 23, 2014	1,304,982
Xerium Technologies, Inc.
	1,818	Term Loan, 5.78%, Maturing May 18, 2012	1,491,145

			$10,197,456

Health Care — 4.6%

Accellent, Inc.
	1,383	Term Loan, 2.87%, Maturing November 22, 2012	$1,315,370
Alliance Imaging, Inc.
	1,119	Term Loan, 2.86%, Maturing December 29, 2011	1,084,841
American Medical Systems
	836	Term Loan, 2.50%, Maturing July 20, 2012	813,164
AMN Healthcare, Inc.
	197	Term Loan, 2.03%, Maturing November 2, 2011	184,462
AMR HoldCo, Inc.
	1,949	Term Loan, 2.25%, Maturing February 10, 2012	1,875,715
Biomet, Inc.
	3,920	Term Loan, 3.28%, Maturing December 26, 2014	3,774,227
EUR	1,740	Term Loan, 3.58%, Maturing December 26, 2014	2,450,072
Cardinal Health 409, Inc.
	2,151	Term Loan, 2.49%, Maturing April 10, 2014	1,875,236
Carestream Health, Inc.
	3,983	Term Loan, 2.24%, Maturing April 30, 2013	3,734,863
	1,000	Term Loan - Second Lien, 5.49%, Maturing October 30, 2013	853,125
Carl Zeiss Vision Holding GmbH
	1,300	Term Loan, 2.74%, Maturing March 23, 2015	916,500
Catalent Pharma Solutions
EUR	1,955	Term Loan, 2.64%, Maturing April 10, 2014	2,560,599
Community Health Systems, Inc.
	493	Term Loan, 2.49%, Maturing July 25, 2014	460,633
	9,666	Term Loan, 2.61%, Maturing July 25, 2014	9,025,966
Concentra, Inc.
	883	Term Loan - Second Lien, 6.54%, Maturing June 25, 2015(3)	732,677
ConMed Corp.
	598	Term Loan, 1.74%, Maturing April 13, 2013	555,869
CRC Health Corp.
	579	Term Loan, 2.53%, Maturing February 6, 2013	518,286
	630	Term Loan, 2.53%, Maturing February 6, 2013	564,297
DaVita, Inc.
	5,425	Term Loan, 1.76%, Maturing October 5, 2012	5,218,482
DJO Finance, LLC
	1,032	Term Loan, 3.26%, Maturing May 15, 2014	996,808
Fenwal, Inc.
	145	Term Loan, 2.62%, Maturing February 28, 2014	127,301
	850	Term Loan, 2.62%, Maturing February 28, 2014	744,713
Fresenius Medical Care Holdings
	3,490	Term Loan, 1.66%, Maturing March 31, 2013	3,360,362
Hanger Orthopedic Group, Inc.
	1,529	Term Loan, 2.25%, Maturing May 30, 2013	1,454,257
HCA, Inc.
	6,619	Term Loan, 2.53%, Maturing November 18, 2013	6,176,970

See notes to financial statements

Eaton Vance Limited Duration Income Fund as of October 31, 2009

PORTFOLIO OF INVESTMENTS (Unaudited) CONT’D

Principal
Amount*
(000’s omitted)		Borrower/Tranche Description	Value

Health Care (continued)

Health Management Association, Inc.
	5,649	Term Loan, 2.03%, Maturing February 28, 2014	$5,254,054
HealthSouth Corp.
	989	Term Loan, 2.55%, Maturing March 10, 2013	944,200
	814	Term Loan, 4.05%, Maturing March 15, 2014	797,461
Iasis Healthcare, LLC
	418	Term Loan, 2.24%, Maturing March 14, 2014	394,263
	1,208	Term Loan, 2.24%, Maturing March 14, 2014	1,139,271
	113	Term Loan, 2.24%, Maturing March 14, 2014	106,468
Ikaria Acquisition, Inc.
	693	Term Loan, 2.51%, Maturing March 28, 2013	650,243
IM U.S. Holdings, LLC
	900	Term Loan - Second Lien, 4.49%, Maturing June 26, 2015	864,000
Invacare Corp.
	540	Term Loan, 2.49%, Maturing February 12, 2013	515,407
inVentiv Health, Inc.
	1,186	Term Loan, 2.04%, Maturing July 6, 2014	1,111,525
LifePoint Hospitals, Inc.
	2,901	Term Loan, 2.02%, Maturing April 15, 2012	2,817,484
MultiPlan Merger Corp.
	631	Term Loan, 2.75%, Maturing April 12, 2013	597,601
	1,155	Term Loan, 2.75%, Maturing April 12, 2013	1,093,853
Mylan, Inc.
	752	Term Loan, 3.55%, Maturing October 2, 2014	732,956
National Mentor Holdings, Inc.
	1,324	Term Loan, 2.29%, Maturing June 29, 2013	1,192,710
	81	Term Loan, 2.44%, Maturing June 29, 2013	73,131
National Renal Institutes, Inc.
	2,015	Term Loan, 4.31%, Maturing March 31, 2013(3)	1,722,953
Nyco Holdings
EUR	920	Term Loan, 2.93%, Maturing December 29, 2014	1,259,307
EUR	920	Term Loan, 3.68%, Maturing December 29, 2015	1,259,307
Physiotherapy Associates, Inc.
	1,053	Term Loan, 7.50%, Maturing June 27, 2013	765,184
RadNet Management, Inc.
	705	Term Loan, 4.54%, Maturing November 15, 2012	680,393
ReAble Therapeutics Finance, LLC
	1,115	Term Loan, 2.29%, Maturing November 16, 2013	1,064,391
Renal Advantage, Inc.
	1	Term Loan, 2.79%, Maturing October 5, 2012	900
Select Medical Holdings Corp.
	1,248	Term Loan, 4.16%, Maturing August 5, 2014	1,225,029
	1,558	Term Loan, 4.16%, Maturing August 5, 2014	1,561,820
Sunrise Medical Holdings, Inc.
	1,287	Term Loan, 8.25%, Maturing May 13, 2010	933,131
Vanguard Health Holding Co., LLC
	928	Term Loan, 2.49%, Maturing September 23, 2011	907,298
Viant Holdings, Inc.
	746	Term Loan, 2.54%, Maturing June 25, 2014	727,452

			$81,766,587

Home Furnishings — 0.5%

Hunter Fan Co.
	614	Term Loan, 2.75%, Maturing April 16, 2014	$442,403
Interline Brands, Inc.
	384	Term Loan, 1.99%, Maturing June 23, 2013	354,360
	1,225	Term Loan, 2.04%, Maturing June 23, 2013	1,130,456
National Bedding Co., LLC
	2,312	Term Loan, 2.28%, Maturing August 31, 2011	2,109,579
	1,050	Term Loan - Second Lien, 5.31%, Maturing August 31, 2012	850,500
Oreck Corp.
	1,777	Term Loan, 0.00%, Maturing February 2, 2012(2)(6)	638,002
Simmons Co.
	3,677	Term Loan, 10.50%, Maturing December 19, 2011	3,647,275
	1,090	Term Loan, 7.35%, Maturing February 15, 2012(3)	32,709

			$9,205,284

Industrial Equipment — 1.5%

Brand Energy and Infrastructure Services, Inc.
	975	Term Loan, 2.31%, Maturing February 7, 2014	$882,375
	1,054	Term Loan, 3.66%, Maturing February 7, 2014	975,541
CEVA Group PLC U.S.
	1,421	Term Loan, 3.24%, Maturing January 4, 2014	1,199,758
	171	Term Loan, 3.28%, Maturing January 4, 2014	142,259
EUR	300	Term Loan, 3.43%, Maturing January 4, 2014	367,439
EUR	510	Term Loan, 3.43%, Maturing January 4, 2014	623,954
EUR	627	Term Loan, 3.43%, Maturing January 4, 2014	766,843
EUR	1,597	Term Loan, 3.74%, Maturing January 4, 2014	1,955,053
EPD Holdings (Goodyear Engineering Products)
	301	Term Loan, 2.50%, Maturing July 13, 2014	243,271
	2,099	Term Loan, 2.50%, Maturing July 13, 2014	1,698,563
	1,100	Term Loan - Second Lien, 6.00%, Maturing July 13, 2015	671,000
Flowserve Corp.
	2,273	Term Loan, 1.81%, Maturing August 10, 2012	2,227,198
Generac Acquisition Corp.
	2,650	Term Loan, 2.78%, Maturing November 7, 2013	2,403,092
	500	Term Loan - Second Lien, 6.28%, Maturing April 7, 2014	428,125

See notes to financial statements

Eaton Vance Limited Duration Income Fund as of October 31, 2009

PORTFOLIO OF INVESTMENTS (Unaudited) CONT’D

Principal
Amount*
(000’s omitted)		Borrower/Tranche Description	Value

Industrial Equipment (continued)

Gleason Corp.
	280	Term Loan, 2.09%, Maturing June 30, 2013	$273,352
	743	Term Loan, 2.09%, Maturing June 30, 2013	724,714
Itron, Inc.
EUR	323	Term Loan, 4.45%, Maturing April 18, 2014	465,407
Jason, Inc.
	574	Term Loan, 5.03%, Maturing April 30, 2010	301,441
John Maneely Co.
	4,351	Term Loan, 3.51%, Maturing December 8, 2013	3,997,308
KION Group GmbH
	250	Term Loan, 2.49%, Maturing December 23, 2014	172,187
	250	Term Loan, 2.74%, Maturing December 23, 2015	172,188
Polypore, Inc.
	4,252	Term Loan, 2.46%, Maturing July 3, 2014	3,981,052
Sequa Corp.
	794	Term Loan, 3.88%, Maturing November 30, 2014	708,952
TFS Acquisition Corp.
	882	Term Loan, 14.00%, Maturing August 11, 2013(3)	588,862

			$25,969,934

Insurance — 0.7%

Alliant Holdings I, Inc.
	1,323	Term Loan, 3.28%, Maturing August 21, 2014	$1,233,697
Applied Systems, Inc.
	880	Term Loan, 2.74%, Maturing September 26, 2013	836,341
CCC Information Services Group, Inc.
	1,105	Term Loan, 2.50%, Maturing February 10, 2013	1,073,279
Conseco, Inc.
	4,616	Term Loan, 6.50%, Maturing October 10, 2013	4,180,930
Crawford & Company
	1,596	Term Loan, 3.04%, Maturing October 31, 2013	1,530,439
Crump Group, Inc.
	1,112	Term Loan, 3.25%, Maturing August 4, 2014	1,006,501
Hub International Holdings, Inc.
	215	Term Loan, 2.74%, Maturing June 13, 2014	190,006
	958	Term Loan, 2.74%, Maturing June 13, 2014	845,322
U.S.I. Holdings Corp.
	2,670	Term Loan, 3.04%, Maturing May 4, 2014	2,325,487

			$13,222,002

Leisure Goods / Activities / Movies — 2.9%

24 Hour Fitness Worldwide, Inc.
	1,949	Term Loan, 2.77%, Maturing June 8, 2012	$1,825,845
AMC Entertainment, Inc.
	1,699	Term Loan, 1.74%, Maturing January 26, 2013	1,608,377
AMF Bowling Worldwide, Inc.
	1,300	Term Loan - Second Lien, 6.49%, Maturing December 8, 2013	910,000
Bombardier Recreational Products
	956	Term Loan, 3.00%, Maturing June 28, 2013	671,376
Butterfly Wendel US, Inc.
	362	Term Loan, 3.22%, Maturing June 22, 2013	267,981
	362	Term Loan, 2.97%, Maturing June 22, 2014	268,068
Carmike Cinemas, Inc.
	2,617	Term Loan, 3.54%, Maturing May 19, 2012	2,540,277
Cedar Fair, L.P.
	76	Term Loan, 2.25%, Maturing August 31, 2011	72,896
	586	Term Loan, 2.24%, Maturing August 30, 2012	564,765
	2,126	Term Loan, 4.24%, Maturing February 17, 2014	2,062,189
	377	Term Loan, 4.27%, Maturing February 17, 2014	365,948
Cinemark, Inc.
	3,727	Term Loan, 2.07%, Maturing October 5, 2013	3,544,167
Dave & Buster’s, Inc.
	383	Term Loan, 2.54%, Maturing March 8, 2013	374,850
	965	Term Loan, 2.54%, Maturing March 8, 2013	945,700
Deluxe Entertainment Services
	697	Term Loan, 2.51%, Maturing January 28, 2011	651,793
	41	Term Loan, 2.53%, Maturing January 28, 2011	38,651
	72	Term Loan, 2.53%, Maturing January 28, 2011	67,126
Easton-Bell Sports, Inc.
	1,219	Term Loan, 2.04%, Maturing March 16, 2012	1,156,096
Mega Blocks, Inc.
	1,458	Term Loan, 9.75%, Maturing July 26, 2012	838,420
Metro-Goldwyn-Mayer Holdings, Inc.
	9,016	Term Loan, 0.00%, Maturing April 8, 2012(2)	5,188,674
National CineMedia, LLC
	3,075	Term Loan, 2.05%, Maturing February 13, 2015	2,877,047
Red Football, Ltd.
GBP	2,716	Term Loan, 3.02%, Maturing August 16, 2014	4,088,052
GBP	2,716	Term Loan, 3.27%, Maturing August 16, 2015	4,088,052
Regal Cinemas Corp.
	4,741	Term Loan, 4.03%, Maturing November 10, 2010	4,709,087
Revolution Studios Distribution Co., LLC
	1,300	Term Loan, 4.00%, Maturing December 21, 2014	1,182,823
	1,050	Term Loan - Second Lien, 7.25%, Maturing June 21, 2015	603,750
Six Flags Theme Parks, Inc.
	4,446	Term Loan, 2.50%, Maturing April 30, 2015	4,360,231
Southwest Sports Group, LLC
	1,450	Term Loan, 6.75%, Maturing December 22, 2010	1,218,000
Universal City Development Partners, Ltd.
	2,913	Term Loan, 6.00%, Maturing June 9, 2011	2,905,638

See notes to financial statements

Eaton Vance Limited Duration Income Fund as of October 31, 2009

PORTFOLIO OF INVESTMENTS (Unaudited) CONT’D

Principal
Amount*
(000’s omitted)		Borrower/Tranche Description	Value

Leisure Goods / Activities / Movies (continued)

Zuffa, LLC
	1,489	Term Loan, 2.31%, Maturing June 20, 2016	$1,343,442

			$51,339,321

Lodging and Casinos — 1.4%

Gala Electric Casinos, Ltd.
GBP	959	Term Loan, 3.71%, Maturing December 12, 2013	$1,381,147
GBP	959	Term Loan, 4.21%, Maturing December 12, 2014	1,381,147
Green Valley Ranch Gaming, LLC
	634	Term Loan, 2.29%, Maturing February 16, 2014	447,465
Harrah’s Operating Co.
	1,130	Term Loan, 3.28%, Maturing January 28, 2015	901,479
	797	Term Loan, 3.28%, Maturing January 28, 2015	636,971
Herbst Gaming, Inc.
	976	Term Loan, 0.00%, Maturing December 2, 2011(2)	542,629
Isle of Capri Casinos, Inc.
	753	Term Loan, 1.99%, Maturing November 30, 2013	708,546
	998	Term Loan, 1.99%, Maturing November 30, 2013	939,904
	2,496	Term Loan, 2.03%, Maturing November 30, 2013	2,349,760
LodgeNet Entertainment Corp.
	1,007	Term Loan, 2.29%, Maturing April 4, 2014	924,546
New World Gaming Partners, Ltd.
	290	Term Loan, 2.79%, Maturing June 30, 2014	240,510
	1,433	Term Loan, 2.79%, Maturing June 30, 2014	1,187,443
Penn National Gaming, Inc.
	6,711	Term Loan, 2.01%, Maturing October 3, 2012	6,504,428
Venetian Casino Resort/Las Vegas Sands, Inc.
	1,121	Term Loan, 2.04%, Maturing May 14, 2014	915,082
	4,112	Term Loan, 2.04%, Maturing May 23, 2014	3,356,189
VML US Finance, LLC
	2,289	Term Loan, 5.79%, Maturing May 25, 2013	2,127,161
Wimar OpCo, LLC
	900	Term Loan, 0.00%, Maturing January 3, 2012(2)	287,709

			$24,832,116

Nonferrous Metals / Minerals — 0.6%

Compass Minerals Group, Inc.
	2,721	Term Loan, 1.76%, Maturing December 22, 2012	$2,693,954
Euramax International, Inc.
	369	Term Loan, 10.00%, Maturing June 29, 2013	223,137
	362	Term Loan, 14.00%, Maturing June 29, 2013(3)	219,033
Noranda Aluminum Acquisition
	1,499	Term Loan, 2.24%, Maturing May 18, 2014	1,217,881
Novelis, Inc.
	586	Term Loan, 2.25%, Maturing June 28, 2014	529,635
	1,290	Term Loan, 2.27%, Maturing June 28, 2014	1,165,232
Oxbow Carbon and Mineral Holdings
	1,692	Term Loan, 2.27%, Maturing May 8, 2014	1,609,914
	161	Term Loan, 2.28%, Maturing May 8, 2014	153,565
Tube City IMS Corp.
	324	Term Loan, 1.83%, Maturing January 25, 2014	301,419
	2,609	Term Loan, 2.53%, Maturing January 25, 2014	2,424,538

			$10,538,308

Oil and Gas — 0.5%

Atlas Pipeline Partners, L.P.
	1,603	Term Loan, 6.75%, Maturing July 20, 2014	$1,576,959
Big West Oil, LLC
	456	Term Loan, 4.50%, Maturing May 1, 2014	442,491
	573	Term Loan, 4.50%, Maturing May 1, 2014	556,275
Citgo Petroleum Corp.
	1,879	Term Loan, 1.72%, Maturing November 15, 2012	1,774,794
Dresser, Inc.
	825	Term Loan, 2.68%, Maturing May 4, 2014	773,600
	1,250	Term Loan - Second Lien, 6.00%, Maturing May 4, 2015	1,137,500
Enterprise GP Holdings, L.P.
	1,535	Term Loan, 2.52%, Maturing October 31, 2014	1,484,629
Targa Resources, Inc.
	333	Term Loan, 2.24%, Maturing October 31, 2012	328,030
	389	Term Loan, 2.28%, Maturing October 31, 2012	382,667
Volnay Acquisition Co.
	547	Term Loan, 3.92%, Maturing January 12, 2014	541,341

			$8,998,286

Publishing — 3.1%

American Media Operations, Inc.
	4,744	Term Loan, 10.00%, Maturing January 31, 2013(3)	$4,307,779
Aster Zweite Beteiligungs GmbH
	1,075	Term Loan, 2.89%, Maturing September 27, 2013	933,100
EUR	472	Term Loan, 3.27%, Maturing September 27, 2013	604,745
CanWest MediaWorks, Ltd.
	1,154	Term Loan, 4.75%, Maturing July 10, 2014	929,322
GateHouse Media Operating, Inc.
	2,683	Term Loan, 2.25%, Maturing August 28, 2014	1,044,169
	3,467	Term Loan, 2.25%, Maturing August 28, 2014	1,349,208
	975	Term Loan, 2.50%, Maturing August 28, 2014	379,438

See notes to financial statements

Eaton Vance Limited Duration Income Fund as of October 31, 2009

PORTFOLIO OF INVESTMENTS (Unaudited) CONT’D

Principal
Amount*
(000’s omitted)		Borrower/Tranche Description	Value

Publishing (continued)

Getty Images, Inc.
	2,852	Term Loan, 6.25%, Maturing July 2, 2015	$2,871,927
Idearc, Inc.
	10,945	Term Loan, 0.00%, Maturing November 17, 2014(2)	5,005,380
Laureate Education, Inc.
	429	Term Loan, 3.53%, Maturing August 17, 2014	391,306
	2,868	Term Loan, 3.53%, Maturing August 17, 2014	2,614,534
MediaNews Group, Inc.
	919	Term Loan, 6.74%, Maturing August 2, 2013	284,411
Mediannuaire Holding
EUR	936	Term Loan, 3.03%, Maturing October 10, 2014	995,110
EUR	935	Term Loan, 3.53%, Maturing October 10, 2015	994,834
Merrill Communications, LLC
	1,382	Term Loan, 8.50%, Maturing December 24, 2012	1,096,905
Nelson Education, Ltd.
	662	Term Loan, 2.78%, Maturing July 5, 2014	582,120
Nielsen Finance, LLC
	6,938	Term Loan, 2.24%, Maturing August 9, 2013	6,475,914
PagesJaunes Group, SA
EUR	1,000	Term Loan, 5.03%, Maturing April 10, 2016	927,140
Penton Media, Inc.
	975	Term Loan, 2.54%, Maturing February 1, 2013	669,500
Philadelphia Newspapers, LLC
	1,039	Term Loan, 0.00%, Maturing June 29, 2013(2)	238,858
Reader’s Digest Association, Inc. (The)
	2,001	Revolving Loan, 4.54%, Maturing March 3, 2014	983,694
	8,060	Term Loan, 4.25%, Maturing March 3, 2014	3,961,477
	720	Term Loan, 7.00%, Maturing March 3, 2014	353,684
SGS International, Inc.
	790	Term Loan, 2.79%, Maturing December 30, 2011	756,869
Source Interlink Companies, Inc.
	916	Term Loan, 10.75%, Maturing June 18, 2013	755,667
	478	Term Loan, 15.00%, Maturing June 18, 2013(3)	167,240
Source Media, Inc.
	2,283	Term Loan, 5.29%, Maturing November 8, 2011	1,894,595
Springer Science+Business Media S.A.
	547	Term Loan, 2.66%, Maturing May 5, 2011	505,617
	418	Term Loan, 3.03%, Maturing May 5, 2012	386,325
	491	Term Loan, 3.03%, Maturing May 5, 2012	453,786
TL Acquisitions, Inc.
	3,209	Term Loan, 2.74%, Maturing July 5, 2014	2,792,265
Tribune Co.
	1,837	Term Loan, 0.00%, Maturing April 10, 2010(2)	855,705
	2,232	Term Loan, 0.00%, Maturing May 17, 2014(2)	1,057,238
	2,990	Term Loan, 0.00%, Maturing May 17, 2014(2)	1,350,817
Xsys, Inc.
	1,194	Term Loan, 2.89%, Maturing September 27, 2013	1,036,765
EUR	528	Term Loan, 3.27%, Maturing September 27, 2013	675,592
	1,277	Term Loan, 2.89%, Maturing September 27, 2014	1,108,527
Yell Group, PLC
	3,425	Term Loan, 3.28%, Maturing February 10, 2013	2,466,000

			$54,257,563

Radio and Television — 2.3%

Block Communications, Inc.
	2,021	Term Loan, 2.28%, Maturing December 22, 2011	$1,869,656
CMP KC, LLC
	956	Term Loan, 6.25%, Maturing May 5, 2013(6)	274,426
CMP Susquehanna Corp.
	3,046	Term Loan, 2.25%, Maturing May 5, 2013	2,258,895
Discovery Communications, Inc.
	3,397	Term Loan, 2.28%, Maturing April 30, 2014	3,304,249
Emmis Operating Co.
	1,014	Term Loan, 4.28%, Maturing November 2, 2013	779,608
Entravision Communications Corp.
	1,560	Term Loan, 5.54%, Maturing September 29, 2013	1,469,500
Gray Television, Inc.
	2,281	Term Loan, 3.79%, Maturing January 19, 2015	1,966,188
HIT Entertainment, Inc.
	1,836	Term Loan, 2.73%, Maturing March 20, 2012	1,608,496
Intelsat Corp.
	2,209	Term Loan, 2.75%, Maturing January 3, 2014	2,091,990
	2,208	Term Loan, 2.75%, Maturing January 3, 2014	2,091,351
	2,208	Term Loan, 2.75%, Maturing January 3, 2014	2,091,351
Ion Media Networks, Inc.
	432	DIP Loan, 10.17%, Maturing May 29, 2010(4)(6)	679,020
	3,250	Term Loan, 0.00%, Maturing January 15, 2012(2)	823,332
NEP II, Inc.
	829	Term Loan, 2.53%, Maturing February 16, 2014	766,582
Nexstar Broadcasting, Inc.
	2,081	Term Loan, 5.00%, Maturing October 1, 2012	1,867,314
	1,967	Term Loan, 5.01%, Maturing October 1, 2012	1,765,677
Raycom TV Broadcasting, LLC
	1,900	Term Loan, 1.75%, Maturing June 25, 2014	1,577,000
SFX Entertainment
	1,324	Term Loan, 3.51%, Maturing June 21, 2013	1,225,082
Sirius Satellite Radio, Inc.
	735	Term Loan, 2.56%, Maturing December 19, 2012	680,487
Univision Communications, Inc.
	12,650	Term Loan, 2.53%, Maturing September 29, 2014	10,228,423

See notes to financial statements

Eaton Vance Limited Duration Income Fund as of October 31, 2009

PORTFOLIO OF INVESTMENTS (Unaudited) CONT’D

Principal
Amount*
(000’s omitted)		Borrower/Tranche Description	Value

Radio and Television (continued)

Young Broadcasting, Inc.
	2,310	Term Loan, 0.00%, Maturing November 3, 2012(2)	$1,507,261

			$40,925,888

Rail Industries — 0.2%

Kansas City Southern Railway Co.
	3,289	Term Loan, 2.05%, Maturing April 26, 2013	$3,125,025

			$3,125,025

Retailers (Except Food and Drug) — 1.1%

American Achievement Corp.
	759	Term Loan, 6.26%, Maturing March 25, 2011	$682,865
Amscan Holdings, Inc.
	707	Term Loan, 2.65%, Maturing May 25, 2013	642,078
Cumberland Farms, Inc.
	2,005	Term Loan, 2.26%, Maturing September 29, 2013	1,834,626
Harbor Freight Tools USA, Inc.
	1,684	Term Loan, 9.75%, Maturing July 15, 2010	1,689,998
Josten’s Corp.
	1,991	Term Loan, 2.32%, Maturing October 4, 2011	1,974,742
Mapco Express, Inc.
	1,039	Term Loan, 5.75%, Maturing April 28, 2011	960,838
Neiman Marcus Group, Inc.
	1,517	Term Loan, 2.29%, Maturing April 5, 2013	1,305,431
Orbitz Worldwide, Inc.
	1,666	Term Loan, 3.28%, Maturing July 25, 2014	1,479,616
Oriental Trading Co., Inc.
	2,043	Term Loan, 9.75%, Maturing July 31, 2013	1,698,278
	1,150	Term Loan - Second Lien, 6.24%, Maturing January 31, 2013	278,875
Rent-A-Center, Inc.
	1,060	Term Loan, 2.00%, Maturing November 15, 2012	1,038,335
Savers, Inc.
	443	Term Loan, 3.00%, Maturing August 11, 2012	427,637
	485	Term Loan, 3.00%, Maturing August 11, 2012	467,904
Vivarte
EUR	33	Term Loan, 2.43%, Maturing May 29, 2015	39,628
EUR	128	Term Loan, 2.43%, Maturing May 29, 2015	154,109
EUR	825	Term Loan, 2.43%, Maturing May 29, 2015	989,817
EUR	33	Term Loan, 2.93%, Maturing May 29, 2016	39,628
EUR	128	Term Loan, 2.93%, Maturing May 29, 2016	154,109
EUR	825	Term Loan, 2.93%, Maturing May 29, 2016	989,817
Yankee Candle Company, Inc. (The)
	3,301	Term Loan, 2.25%, Maturing February 6, 2014	3,090,641

			$19,938,972

Steel — 0.2%

Algoma Acquisition Corp.
	2,221	Term Loan, 8.00%, Maturing June 20, 2013	$2,097,404
Niagara Corp.
	1,442	Term Loan, 9.25%, Maturing June 29, 2014	670,443

			$2,767,847

Surface Transport — 0.2%

Gainey Corp.
	1,884	Term Loan, 0.00%, Maturing April 20, 2012(2)	$400,455
Oshkosh Truck Corp.
	786	Term Loan, 6.32%, Maturing December 6, 2013	786,965
Swift Transportation Co., Inc.
	3,012	Term Loan, 3.56%, Maturing May 10, 2014	2,602,700

			$3,790,120

Telecommunications — 1.7%

Asurion Corp.
	2,450	Term Loan, 3.24%, Maturing July 13, 2012	$2,329,881
	1,000	Term Loan - Second Lien, 6.74%, Maturing January 13, 2013	952,188
BCM Luxembourg, Ltd.
EUR	1,831	Term Loan, 2.30%, Maturing September 30, 2014	2,377,953
EUR	1,832	Term Loan, 2.55%, Maturing September 30, 2015	2,378,363
EUR	1,500	Term Loan - Second Lien, 4.68%, Maturing March 31, 2016	1,817,225
Centennial Cellular Operating Co., LLC
	2,918	Term Loan, 2.24%, Maturing February 9, 2011	2,906,326
CommScope, Inc.
	1,649	Term Loan, 2.78%, Maturing November 19, 2014	1,598,680
Intelsat Subsidiary Holding Co.
	1,261	Term Loan, 2.75%, Maturing July 3, 2013	1,213,712
Iowa Telecommunications Services
	2,776	Term Loan, 2.04%, Maturing November 23, 2011	2,677,538
IPC Systems, Inc.
GBP	1,448	Term Loan, 2.80%, Maturing May 31, 2014	1,711,204
Macquarie UK Broadcast Ventures, Ltd.
GBP	1,071	Term Loan, 2.51%, Maturing December 26, 2014	1,521,134
Ntelos, Inc.
	1,000	Term Loan, 5.75%, Maturing August 13, 2015	1,007,083

See notes to financial statements

Eaton Vance Limited Duration Income Fund as of October 31, 2009

PORTFOLIO OF INVESTMENTS (Unaudited) CONT’D

Principal
Amount*
(000’s omitted)		Borrower/Tranche Description	Value

Telecommunications (continued)

Palm, Inc.
	1,054	Term Loan, 3.79%, Maturing April 24, 2014	$934,104
Stratos Global Corp.
	1,186	Term Loan, 2.78%, Maturing February 13, 2012	1,167,964
Trilogy International Partners
	1,225	Term Loan, 3.78%, Maturing June 29, 2012	1,029,000
Windstream Corp.
	3,950	Term Loan, 3.00%, Maturing December 17, 2015	3,841,806

			$29,464,161

Utilities — 1.1%

AEI Finance Holding, LLC
	389	Term Loan, 3.24%, Maturing March 30, 2012	$360,495
	2,676	Term Loan, 3.28%, Maturing March 30, 2014	2,482,129
Astoria Generating Co.
	1,250	Term Loan - Second Lien, 4.04%, Maturing August 23, 2013	1,162,500
Calpine Corp.
	1,170	DIP Loan, 3.17%, Maturing March 29, 2014	1,078,921
Electricinvest Holding Co.
GBP	540	Term Loan, 5.02%, Maturing October 24, 2012	709,020
EUR	536	Term Loan - Second Lien, 4.93%, Maturing October 24, 2012	631,271
Mirant North America, LLC
	749	Term Loan, 1.99%, Maturing January 3, 2013	718,110
NRG Energy, Inc.
	5,568	Term Loan, 2.02%, Maturing June 1, 2014	5,252,435
	2,994	Term Loan, 2.03%, Maturing June 1, 2014	2,824,792
Pike Electric, Inc.
	470	Term Loan, 1.75%, Maturing July 1, 2012	444,513
	354	Term Loan, 1.75%, Maturing December 10, 2012	334,891
TXU Texas Competitive Electric Holdings Co., LLC
	1,127	Term Loan, 3.74%, Maturing October 10, 2014	876,067
	3,087	Term Loan, 3.74%, Maturing October 10, 2014	2,376,990

			$19,252,134

Total Senior Floating-Rate Interests
(identified cost $964,398,931)			$867,621,793

Corporate Bonds & Notes — 48.5%

Principal
Amount
(000’s omitted)		Security	Value

Aerospace and Defense — 0.1%

Alion Science and Technologies Corp.
	$1,500	10.25%, 2/1/15	$1,065,000
Hawker Beechcraft Acquisition
	1,810	9.75%, 4/1/17	1,217,225

			$2,282,225

Agriculture — 0.2%

Bunge, Ltd. Finance Corp.
	$2,380	8.50%, 6/15/19	$2,778,557

			$2,778,557

Automotive — 1.2%

Affinia Group, Inc., Sr. Notes
	$665	10.75%, 8/15/16(7)	$733,163
Allison Transmission, Inc.
	685	11.00%, 11/1/15(7)	702,125
	3,395	11.25%, 11/1/15(3)(7)	3,187,056
Altra Industrial Motion, Inc.
	3,590	9.00%, 12/1/11	3,684,237
Commercial Vehicle Group, Inc., Sr. Notes
	1,570	8.00%, 7/1/13	902,750
Goodyear Tire & Rubber Co. (The), Sr. Notes
	4,880	10.50%, 5/15/16	5,307,000
Tenneco Automotive, Inc., Series B
	6,073	10.25%, 7/15/13	6,285,555
United Components, Inc., Sr. Sub. Notes
	990	9.375%, 6/15/13	942,975

			$21,744,861

Banks and Thrifts — 0.9%

Capital One Financial Corp.
	$1,750	6.15%, 9/1/16	$1,743,175
Citigroup, Inc.
	3,500	5.00%, 9/15/14	3,454,675
Goldman Sachs Group, Inc.
	2,500	5.625%, 1/15/17	2,562,730
HSBC Finance Corp., Sr. Notes
	1,750	5.50%, 1/19/16	1,823,222
Standard Chartered Bank, Sr. Notes
	3,025	6.40%, 9/26/17(7)	3,203,793

See notes to financial statements

Eaton Vance Limited Duration Income Fund as of October 31, 2009

PORTFOLIO OF INVESTMENTS (Unaudited) CONT’D

Principal
Amount
(000’s omitted)	Security	Value

Banks and Thrifts (continued)

Wachovia Corp.
$3,750	5.625%, 10/15/16	$3,853,147

		$16,640,742

Beverage and Tobacco — 0.3%

Altria Group, Inc.
$3,900	9.70%, 11/10/18	$4,809,137

		$4,809,137

Broadcast Radio and Television — 0.5%

Rainbow National Services, LLC, Sr. Sub. Notes
$1,470	10.375%, 9/1/14(7)	$1,550,850
Sirius XM Radio, Inc., Sr. Notes
1,665	9.75%, 9/1/15(7)	1,706,625
XM Satellite Radio Holdings, Inc., Sr. Notes
2,745	11.25%, 6/15/13(7)	2,895,975
2,885	13.00%, 8/1/13(7)	2,885,000

		$9,038,450

Brokers, Dealers and Investment Houses — 0.6%

FMR, LLC
$2,000	7.49%, 6/15/19(7)	$2,268,762
Macquarie Group, Ltd., Sr. Notes
3,445	7.30%, 8/1/14(7)	3,743,075
Merrill Lynch & Co., Inc., Sr. Sub Notes
2,750	6.05%, 5/16/16	2,755,604
Raymond James Financial, Inc., Sr. Notes
2,300	8.60%, 8/15/19	2,511,207

		$11,278,648

Building and Development — 0.3%

Interface, Inc., Sr. Notes
$850	11.375%, 11/1/13(7)	$922,250
Panolam Industries International, Sr. Sub. Notes
5,995	10.75%, 10/1/13(2)	1,948,375
Texas Industries, Inc.
1,640	7.25%, 7/15/13	1,615,400
USG Corp.
860	9.75%, 8/1/14(7)	907,300

		$5,393,325

Business Equipment and Services — 2.3%

ACCO Brands Corp.
$1,485	7.625%, 8/15/15	$1,351,350
ACCO Brands Corp., Sr. Notes
1,600	10.625%, 3/15/15(7)	1,720,000
Affinion Group, Inc.
1,065	10.125%, 10/15/13	1,096,950
2,560	11.50%, 10/15/15	2,688,000
Education Management, LLC, Sr. Notes
4,955	8.75%, 6/1/14	5,128,425
Education Management, LLC, Sr. Sub. Notes
1,161	10.25%, 6/1/16	1,271,295
GEO Group, Inc. (The)
330	7.75%, 10/15/17(7)	336,600
MediMedia USA, Inc., Sr. Sub. Notes
2,415	11.375%, 11/15/14(7)	1,799,175
Muzak, LLC/Muzak Finance, Sr. Notes
5,250	10.00%, 12/31/09(2)	2,257,500
Rental Service Corp.
3,530	9.50%, 12/1/14	3,503,525
SunGard Data Systems, Inc., Sr. Notes
11,035	10.625%, 5/15/15(7)	11,945,387
Ticketmaster Entertainment, Inc.
2,700	10.75%, 8/1/16	2,794,500
West Corp.
5,250	9.50%, 10/15/14	5,276,250

		$41,168,957

Business Services-Miscellaneous — 0.2%

Expedia, Inc.
$1,730	7.456%, 8/15/18	$1,838,125
KAR Holdings, Inc.
1,845	8.75%, 5/1/14	1,874,981

		$3,713,106

Cable and Satellite Television — 1.2%

CCO Holdings, LLC/CCO Capital Corp., Sr. Notes
$5,190	8.75%, 11/15/13(2)	$5,696,025
Charter Communications, Inc., Sr. Notes
645	10.375%, 4/30/14(2)(7)	659,512
2,740	12.875%, 9/15/14(2)(7)	3,041,400
Kabel Deutschland GmbH
2,865	10.625%, 7/1/14	3,033,319
National Cable PLC, Sr. Notes
4,875	9.125%, 8/15/16	5,045,625

See notes to financial statements

Eaton Vance Limited Duration Income Fund as of October 31, 2009

PORTFOLIO OF INVESTMENTS (Unaudited) CONT’D

Principal
Amount
(000’s omitted)	Security	Value

Cable and Satellite Television (continued)

Time Warner Cable, Inc.
$2,500	8.75%, 2/14/19	$3,088,655

		$20,564,536

Chemicals and Plastics — 1.1%

Ashland, Inc.
$2,480	9.125%, 6/1/17(7)	$2,684,600
CII Carbon, LLC
2,420	11.125%, 11/15/15(7)	2,395,800
INEOS Group Holdings PLC, Sr. Sub. Notes
4,035	8.50%, 2/15/16(7)	2,279,775
Nalco Co., Sr. Notes
1,975	8.25%, 5/15/17(7)	2,083,625
Nova Chemicals Corp., Sr. Notes
1,960	8.375%, 11/1/16(7)	1,979,600
Reichhold Industries, Inc., Sr. Notes
7,255	9.00%, 8/15/14(7)	5,912,825
Solutia, Inc.
1,725	8.75%, 11/1/17	1,794,000
Wellman Holdings, Inc., Sr. Sub. Notes
249	5.00%, 1/29/19(6)	91,632

		$19,221,857

Clothing / Textiles — 0.9%

Levi Strauss & Co., Sr. Notes
$2,435	9.75%, 1/15/15	$2,556,750
560	8.875%, 4/1/16	574,000
Oxford Industries, Inc., Sr. Notes
2,515	11.375%, 7/15/15	2,716,200
Perry Ellis International, Inc., Sr. Sub. Notes
8,190	8.875%, 9/15/13	7,964,775
Quiksilver, Inc.
3,060	6.875%, 4/15/15	2,379,150

		$16,190,875

Conglomerates — 0.2%

RBS Global & Rexnord Corp.
$1,762	9.50%, 8/1/14(7)	$1,753,190
1,705	11.75%, 8/1/16	1,662,375

		$3,415,565

Containers and Glass Products — 0.9%

Berry Petroleum Co., Sr. Notes
$2,435	10.25%, 6/1/14	$2,617,625
Intertape Polymer US, Inc., Sr. Sub. Notes
3,220	8.50%, 8/1/14	2,527,700
Pliant Corp.
6,358	11.625%, 6/15/09(3)(5)	5,611,099
Smurfit-Stone Container Corp., Sr. Notes
715	8.375%, 7/1/12(2)	563,063
3,675	8.00%, 3/15/17(2)	2,848,125
Solo Cup Co., Sr. Notes
1,680	10.50%, 11/1/13(7)	1,789,200

		$15,956,812

Diversified Financial Services — 0.1%

General Electric Capital Corp., Sr. Notes
$2,000	5.625%, 5/1/18	$2,061,862

		$2,061,862

Diversified Manufacturing Operations — 0.2%

Tyco International Finance
$2,750	8.50%, 1/15/19	$3,359,670

		$3,359,670

Diversified Media — 0.4%

Catalina Marketing Corp.
$680	10.50%, 10/1/15(3)(7)	$691,900
Interpublic Group Cos., Inc.
3,385	10.00%, 7/15/17	3,655,800
Virgin Media Finance PLC
2,535	9.50%, 8/15/16	2,693,438

		$7,041,138

Ecological Services and Equipment — 0.5%

Casella Waste Systems, Inc., Sr. Notes
$845	11.00%, 7/15/14(7)	$906,263
Clean Harbors, Inc., Sr. Notes
1,145	7.625%, 8/15/16(7)	1,179,350
Environmental Systems Product Holdings, Inc., Jr. Notes
149	18.00%, 3/31/15(3)(6)	119,296

See notes to financial statements

Eaton Vance Limited Duration Income Fund as of October 31, 2009

PORTFOLIO OF INVESTMENTS (Unaudited) CONT’D

Principal
Amount
(000’s omitted)	Security	Value

Ecological Services and Equipment (continued)

Waste Services, Inc., Sr. Sub. Notes
$1,670	9.50%, 4/15/14(7)	$1,686,700
4,085	9.50%, 4/15/14	4,125,850

		$8,017,459

Electronics / Electrical — 1.3%

Advanced Micro Devices, Inc., Sr. Notes
$3,885	7.75%, 11/1/12	$3,467,362
Amkor Technologies, Inc., Sr. Notes
5,695	9.25%, 6/1/16	5,979,750
Avago Technologies Finance
6,645	11.875%, 12/1/15	7,309,500
Ceridian Corp., Sr. Notes
4,330	11.25%, 11/15/15	4,189,275
Jabil Circuit, Inc., Sr. Notes
995	7.75%, 7/15/16	1,037,288
NXP BV/NXP Funding, LLC, Variable Rate
1,025	3.034%, 10/15/13	777,719

		$22,760,894

Equipment Leasing — 0.4%

Hertz Corp.
$1,905	8.875%, 1/1/14	$1,938,338
800	10.50%, 1/1/16	838,000
RSC Equipment Rental, Inc., Sr. Notes
3,910	10.00%, 7/15/17(7)	4,261,900

		$7,038,238

Financial Intermediaries — 1.0%

Ford Motor Credit Co., Sr. Notes
$910	9.875%, 8/10/11	$931,189
6,230	7.80%, 6/1/12	6,103,712
2,310	7.50%, 8/1/12	2,250,968
1,715	12.00%, 5/15/15	1,933,359
6,465	8.00%, 12/15/16	6,253,536
Janus Capital Group, Inc., Sr. Notes
1,000	6.95%, 6/15/17	951,973

		$18,424,737

Food Products — 0.9%

ASG Consolidated, LLC/ASG Finance, Inc., Sr. Disc. Notes
$5,680	11.50%, 11/1/11	$5,580,600
Dole Foods Co.
3,235	13.875%, 3/15/14(7)	3,801,125
Smithfield Foods, Inc., Sr. Notes
3,275	7.00%, 8/1/11	3,176,750
2,600	10.00%, 7/15/14(7)	2,743,000

		$15,301,475

Food Service — 0.5%

El Pollo Loco, Inc.
$2,980	11.75%, 11/15/13	$2,756,500
NPC International, Inc., Sr. Sub. Notes
4,370	9.50%, 5/1/14	4,337,225
Yum! Brands, Inc., Sr. Notes
1,350	6.25%, 3/15/18	1,455,966

		$8,549,691

Food / Drug Retailers — 1.1%

CVS Caremark Corp., Sr. Notes
$1,500	5.75%, 6/1/17	$1,616,388
Duane Reade, Inc., Sr. Notes
500	11.75%, 8/1/15(7)	535,000
General Nutrition Center, Sr. Notes, Variable Rate
10,725	5.178%, 3/15/14(3)	9,598,875
General Nutrition Center, Sr. Sub. Notes
4,955	10.75%, 3/15/15	5,016,937
Supervalu, Inc., Sr. Notes
3,400	8.00%, 5/1/16	3,476,500

		$20,243,700

Forest Products — 1.0%

Domtar Corp., Sr. Notes
$3,485	10.75%, 6/1/17	$4,016,462
Jefferson Smurfit Corp., Sr. Notes
1,445	8.25%, 10/1/12(2)	1,119,875
820	7.50%, 6/1/13(2)	643,700
NewPage Corp.
3,565	10.00%, 5/1/12	2,352,900
NewPage Corp., Sr. Notes
9,880	11.375%, 12/31/14(7)	9,904,700

		$18,037,637

See notes to financial statements

Eaton Vance Limited Duration Income Fund as of October 31, 2009

PORTFOLIO OF INVESTMENTS (Unaudited) CONT’D

Principal
Amount
(000’s omitted)	Security	Value

Health Care — 3.9%

Accellent, Inc.
$3,320	10.50%, 12/1/13	$3,270,200
AMR HoldCo, Inc./EmCare HoldCo, Inc., Sr. Sub. Notes
4,430	10.00%, 2/15/15	4,673,650
Apria Healthcare Group, Inc., Sr. Notes
410	12.375%, 11/1/14(7)	447,925
Biomet, Inc.
2,825	10.375%, 10/15/17(3)	3,054,531
10,915	11.625%, 10/15/17	12,020,144
DJO Finance, LLC/DJO Finance Corp.
4,625	10.875%, 11/15/14	4,844,687
Fresenius US Finance II, Inc., Sr. Notes
1,400	9.00%, 7/15/15(7)	1,547,000
HCA, Inc.
2,115	9.25%, 11/15/16	2,215,463
2,970	9.875%, 2/15/17(7)	3,207,600
Inverness Medical Innovations, Inc., Sr. Sub. Notes
4,245	9.00%, 5/15/16	4,319,287
MultiPlan, Inc., Sr. Sub. Notes
4,860	10.375%, 4/15/16(7)	4,689,900
National Mentor Holdings, Inc.
3,810	11.25%, 7/1/14	3,800,475
Res-Care, Inc., Sr. Notes
2,160	7.75%, 10/15/13	2,149,200
Rural/Metro Corp.
490	9.875%, 3/15/15	493,675
Rural/Metro Corp., Sr. Disc. Notes
1,315	12.75% (0.00% until 2010), 3/15/16	1,315,000
US Oncology, Inc.
5,350	10.75%, 8/15/14	5,617,500
US Oncology, Inc., Sr. Notes
4,235	9.125%, 8/15/17(7)	4,489,100
Valeant Pharmaceuticals International
1,795	8.375%, 6/15/16(7)	1,844,363
Viant Holdings, Inc.
4,727	10.125%, 7/15/17(7)	4,514,285

		$68,513,985

Home Furnishings — 0.1%

Sealy Mattress Co.
$1,495	8.25%, 6/15/14	$1,457,625
Sealy Mattress Co., Sr. Notes
505	10.875%, 4/15/16(7)	568,125

		$2,025,750

Homebuilders / Real Estate — 0.2%

CB Richard Ellis Service, Inc., Sr. Sub. Notes
$2,575	11.625%, 6/15/17	$2,816,406

		$2,816,406

Industrial Equipment — 0.2%

Chart Industries, Inc., Sr. Sub. Notes
$2,170	9.125%, 10/15/15	$2,170,000
ESCO Corp., Sr. Notes
1,595	8.625%, 12/15/13(7)	1,583,038

		$3,753,038

Insurance — 0.5%

Aflac, Inc., Sr. Notes
$2,000	8.50%, 5/15/19	$2,352,450
Alliant Holdings I, Inc.
1,885	11.00%, 5/1/15(7)	1,847,300
Hub International Holdings, Inc.
1,750	9.00%, 12/15/14(7)	1,680,000
Lincoln National Corp., Sr. Notes
1,400	7.00%, 3/15/18	1,471,520
U.S.I. Holdings Corp., Sr. Notes, Variable Rate
1,320	4.315%, 11/15/14(7)	1,095,600

		$8,446,870

Leisure Goods / Activities / Movies — 3.3%

AMC Entertainment, Inc.
$13,080	11.00%, 2/1/16	$13,799,400
Bombardier, Inc.
1,425	8.00%, 11/15/14(7)	1,467,750
HRP Myrtle Beach Operations, LLC/HRP Myrtle Beach Capital Corp., Variable Rate
3,975	0.00%, 4/1/12(2)(6)(7)	0
HRP Myrtle Beach Operations, LLC/HRP Myrtle Beach Capital Corp.
2,170	12.50%, 4/1/13(2)(6)(7)	0
Marquee Holdings, Inc., Sr. Disc. Notes
6,340	9.505%, 8/15/14	5,301,825
Royal Caribbean Cruises, Sr. Notes
340	8.75%, 2/2/11	345,100
2,150	7.00%, 6/15/13	2,085,500
1,380	6.875%, 12/1/13	1,314,450
645	7.25%, 6/15/16	603,075
1,650	7.25%, 3/15/18	1,509,750
Universal City Development Partners, Sr. Notes
14,610	11.75%, 4/1/10	14,719,575

See notes to financial statements

Eaton Vance Limited Duration Income Fund as of October 31, 2009

PORTFOLIO OF INVESTMENTS (Unaudited) CONT’D

Principal
Amount
(000’s omitted)	Security	Value

Leisure Goods / Activities / Movies (continued)

Universal City Florida Holdings, Sr. Notes, Variable Rate
$12,720	5.233%, 5/1/10	$12,783,600
WMG Acquisition Corp., Sr. Notes
3,740	9.50%, 6/15/16(7)	4,011,150

		$57,941,175

Lodging and Casinos — 2.9%

Buffalo Thunder Development Authority
$4,080	9.375%, 12/15/14(2)(7)	$775,200
CCM Merger, Inc.
4,025	8.00%, 8/1/13(7)	3,320,625
Chukchansi EDA, Sr. Notes, Variable Rate
3,080	4.913%, 11/15/12(7)	1,925,000
Fontainebleau Las Vegas Casino, LLC
8,870	10.25%, 6/15/15(2)(7)	354,800
Galaxy Entertainment Finance, Variable Rate
1,595	6.218%, 12/15/10(7)	1,571,075
Galaxy Entertainment Finance
2,610	9.875%, 12/15/12(7)	2,570,850
Greektown Holdings, LLC, Sr. Notes
1,095	10.75%, 12/1/13(2)(7)	224,475
Harrah’s Operating Co., Inc., Sr. Notes
2,190	11.25%, 6/1/17(7)	2,244,750
Harrahs Operating Escrow Corp., Sr. Notes
1,970	11.25%, 6/1/17(7)	2,019,250
Indianapolis Downs, LLC & Capital Corp., Sr. Notes
2,050	11.00%, 11/1/12(7)	1,322,250
Inn of the Mountain Gods, Sr. Notes
5,575	12.00%, 11/15/10(2)	2,243,937
Majestic HoldCo, LLC
1,540	12.50%, 10/15/11(2)(7)	1,848
MGM Mirage, Inc.
1,715	11.125%, 11/15/17(7)	1,895,075
MGM Mirage, Inc., Sr. Notes
1,655	10.375%, 5/15/14(7)	1,770,850
Mohegan Tribal Gaming Authority, Sr. Sub. Notes
4,775	8.00%, 4/1/12	4,082,625
3,265	7.125%, 8/15/14	2,301,825
3,425	6.875%, 2/15/15	2,277,625
Park Place Entertainment
6,035	7.875%, 3/15/10	6,019,912
Peninsula Gaming, LLC
495	8.375%, 8/15/15(7)	493,763
2,235	10.75%, 8/15/17(7)	2,229,413
Pinnacle Entertainment, Inc., Sr. Sub. Notes
1,155	7.50%, 6/15/15	1,045,275
Pokagon Gaming Authority, Sr. Notes
1,101	10.375%, 6/15/14(7)	1,145,040
San Pasqual Casino
1,215	8.00%, 9/15/13(7)	1,160,325
Seminole Hard Rock Entertainment, Variable Rate
1,930	2.799%, 3/15/14(7)	1,563,300
Tunica-Biloxi Gaming Authority, Sr. Notes
3,405	9.00%, 11/15/15(7)	3,081,525
Waterford Gaming, LLC, Sr. Notes
5,078	8.625%, 9/15/14(7)	4,053,260

		$51,693,873

Machinery — 0.2%

Terex Corp., Sr. Notes
$3,710	10.875%, 6/1/16	$4,025,350

		$4,025,350

Nonferrous Metals / Minerals — 1.5%

Arch Coal, Inc., Sr. Notes
$980	8.75%, 8/1/16(7)	$1,009,400
FMG Finance PTY, Ltd.
8,090	10.625%, 9/1/16(7)	8,919,225
Novelis, Inc./GA, Sr. Notes
1,000	11.50%, 2/15/15(7)	1,045,000
Teck Resources, Ltd., Sr. Notes
3,515	9.75%, 5/15/14	3,963,162
2,635	10.25%, 5/15/16	3,050,013
7,845	10.75%, 5/15/19	9,178,650

		$27,165,450

Oil and Gas — 5.0%

Allis-Chalmers Energy, Inc., Sr. Notes
$3,280	9.00%, 1/15/14	$2,788,000
Bill Barrett Corp.
505	9.875%, 7/15/16	537,825
Chesapeake Energy Corp.
3,150	6.875%, 1/15/16	3,055,500
Clayton Williams Energy, Inc.
2,200	7.75%, 8/1/13	1,925,000
Compton Pet Finance Corp.
2,360	7.625%, 12/1/13	1,752,300
Denbury Resources, Inc., Sr. Sub. Notes
1,290	7.50%, 12/15/15	1,296,450
3,285	9.75%, 3/1/16	3,539,587

See notes to financial statements

Eaton Vance Limited Duration Income Fund as of October 31, 2009

PORTFOLIO OF INVESTMENTS (Unaudited) CONT’D

Principal
Amount
(000’s omitted)	Security	Value

Oil and Gas (continued)

El Paso Corp.
$2,055	8.25%, 2/15/16	$2,137,607
El Paso Corp., Sr. Notes
3,220	9.625%, 5/15/12	3,364,755
Energy Transfer Partners LP, Sr. Notes
2,800	9.70%, 3/15/19	3,472,591
Forbes Energy Services, Sr. Notes
4,605	11.00%, 2/15/15	3,879,712
Forest Oil Corp.
410	7.25%, 6/15/19	384,375
Holly Corp.
2,535	9.875%, 6/15/17(7)	2,636,400
Marathon Oil Corp.
2,850	7.50%, 2/15/19	3,346,943
OPTI Canada, Inc., Sr. Notes
1,795	7.875%, 12/15/14	1,409,075
1,900	8.25%, 12/15/14	1,501,000
Petroleum Development Corp., Sr. Notes
1,805	12.00%, 2/15/18	1,809,513
Petroplus Finance, Ltd.
430	6.75%, 5/1/14(7)	404,200
6,865	7.00%, 5/1/17(7)	6,247,150
Petroplus Finance, Ltd., Sr. Notes
4,260	9.375%, 9/15/19(7)	4,291,950
Quicksilver Resources, Inc.
4,390	7.125%, 4/1/16	3,961,975
Quicksilver Resources, Inc., Sr. Notes
3,515	11.75%, 1/1/16	3,919,225
Sandridge Energy, Inc., Sr. Notes
3,395	8.00%, 6/1/18(7)	3,378,025
SemGroup, L.P., Sr. Notes
5,990	8.75%, 11/15/15(2)(7)	389,350
SESI, LLC, Sr. Notes
660	6.875%, 6/1/14	646,800
Sonat, Inc., Sr. Notes
5,000	7.625%, 7/15/11	5,112,420
Southwestern Energy Co., Sr. Notes
4,200	7.50%, 2/1/18	4,336,500
Stewart & Stevenson, LLC, Sr. Notes
3,250	10.00%, 7/15/14	3,006,250
Tesoro Corp.
850	9.75%, 6/1/19	877,625
United Refining Co., Sr. Notes
11,495	10.50%, 8/15/12	9,943,175
United Rentals North America, Inc.
3,055	10.875%, 6/15/16(7)	3,329,950

		$88,681,228

Publishing — 1.3%

Dex Media West/Finance, Series B
$2,815	9.875%, 8/15/13(2)	$570,038
Laureate Education, Inc.
8,490	10.00%, 8/15/15(7)	8,320,200
2,712	10.25%, 8/15/15(3)(7)	2,452,427
Local Insight Regatta Holdings, Inc.
1,430	11.00%, 12/1/17	707,850
Nielsen Finance, LLC
6,565	10.00%, 8/1/14	6,794,775
2,490	11.50%, 5/1/16	2,658,075
870	12.50% (0.00% until 2011), 8/1/16	757,987
Nielsen Finance, LLC, Sr. Notes
300	11.625%, 2/1/14	321,750
Reader’s Digest Association, Inc. (The), Sr. Sub. Notes
7,275	9.00%, 2/15/17(2)	109,125

		$22,692,227

Rail Industries — 0.5%

American Railcar Industry, Sr. Notes
$1,940	7.50%, 3/1/14	$1,775,100
Kansas City Southern Mexico, Sr. Notes
150	9.375%, 5/1/12	153,750
2,530	7.625%, 12/1/13	2,441,450
1,055	7.375%, 6/1/14	1,002,250
4,000	8.00%, 6/1/15	4,120,000

		$9,492,550

Real Estate Investment Trusts (REITs) — 0.1%

Simon Property Group, LP, Sr. Notes
$800	10.35%, 4/1/19	$1,008,018

		$1,008,018

Retailers (Except Food and Drug) — 3.8%

Amscan Holdings, Inc., Sr. Sub. Notes
$5,910	8.75%, 5/1/14	$5,614,500
JC Penney Corp., Inc., Sr. Notes
1,875	8.00%, 3/1/10	1,900,781

See notes to financial statements

Eaton Vance Limited Duration Income Fund as of October 31, 2009

PORTFOLIO OF INVESTMENTS (Unaudited) CONT’D

Principal
Amount
(000’s omitted)	Security	Value

Retailers (Except Food and Drug) (continued)

Limited Brands, Inc., Sr. Notes
$3,960	8.50%, 6/15/19(7)	$4,177,800
Neiman Marcus Group, Inc.
10,161	9.00%, 10/15/15	9,002,898
8,170	10.375%, 10/15/15	7,230,450
Nordstrom, Inc.
750	6.25%, 1/15/18	793,484
Sally Holdings, LLC, Sr. Notes
11,100	10.50%, 11/15/16	11,821,500
Toys “R” Us
7,785	7.625%, 8/1/11	7,823,925
6,075	7.875%, 4/15/13	5,938,312
4,985	10.75%, 7/15/17(7)	5,433,650
325	7.375%, 10/15/18	290,875
Yankee Acquisition Corp., Series B
6,740	8.50%, 2/15/15	6,470,400
835	9.75%, 2/15/17	791,163

		$67,289,738

Software and Services — 0.1%

CA, Inc., Sr. Notes
$950	6.125%, 12/1/14	$1,035,240

		$1,035,240

Steel — 0.1%

RathGibson, Inc., Sr. Notes
$4,905	11.25%, 2/15/14(2)	$1,802,588

		$1,802,588

Surface Transport — 0.3%

CEVA Group, PLC, Sr. Notes
$3,750	10.00%, 9/1/14(7)	$3,525,000
Ryder System, Inc., MTN
2,250	7.20%, 9/1/15	2,437,299

		$5,962,299

Telecommunications — 4.4%

America Movil SAB de CV
$2,000	5.625%, 11/15/17	$2,070,210
Avaya, Inc., Sr. Notes
5,805	10.125%, 11/1/15(3)(7)	4,988,701
Digicel Group, Ltd., Sr. Notes
3,585	9.25%, 9/1/12(7)	3,656,700
1,560	12.00%, 4/1/14(7)	1,766,700
14,436	9.125%, 1/15/15(7)	13,930,740
Intelsat Bermuda, Ltd.
15,335	11.25%, 6/15/16	16,408,450
Intelsat Subsidiary Holdings Co., Ltd.
680	8.875%, 1/15/15(7)	685,950
830	8.875%, 1/15/15	841,413
NII Capital Corp.
3,490	10.00%, 8/15/16(7)	3,699,400
Qwest Communications International, Inc.
5,120	7.50%, 2/15/14	5,043,200
Qwest Corp., Sr. Notes
1,940	7.625%, 6/15/15	1,969,100
Qwest Corp., Sr. Notes, Variable Rate
1,000	3.549%, 6/15/13	935,000
SBA Telecommunications, Inc.
1,475	8.00%, 8/15/16(7)	1,534,000
985	8.25%, 8/15/19(7)	1,034,250
Sprint Capital Corp.
585	6.875%, 11/15/28	441,675
Telecom Italia Capital SA
2,600	6.999%, 6/4/18	2,860,478
Telesat Canada/Telesat, LLC, Sr. Notes
3,305	11.00%, 11/1/15	3,602,450
Telesat Canada/Telesat, LLC, Sr. Sub. Notes
6,830	12.50%, 11/1/17	7,521,537
Wind Acquisition Finance SA, Sr. Notes
4,010	11.75%, 7/15/17(7)	4,551,350

		$77,541,304

Utilities — 1.8%

AES Corp.
$965	8.00%, 10/15/17	$974,650
AES Corp., Sr. Notes
1,818	8.75%, 5/15/13(7)	1,867,995
Calpine Construction Finance Co., Sr. Notes
4,275	8.00%, 6/1/16(7)	4,360,500
Dominion Resources, Inc., Sr. Notes
2,500	8.875%, 1/15/19	3,161,012
Edison Mission Energy, Sr. Notes
1,005	7.00%, 5/15/17	816,563
1,130	7.20%, 5/15/19	906,825
NGC Corp.
4,395	7.625%, 10/15/26	3,010,575

See notes to financial statements

Eaton Vance Limited Duration Income Fund as of October 31, 2009

PORTFOLIO OF INVESTMENTS (Unaudited) CONT’D

Principal
Amount
(000’s omitted)	Security	Value

Utilities (continued)

NRG Energy, Inc.
$480	7.25%, 2/1/14	$477,600
4,915	7.375%, 2/1/16	4,896,569
Orion Power Holdings, Inc., Sr. Notes
11,360	12.00%, 5/1/10	11,786,000
Reliant Energy, Inc., Sr. Notes
350	7.625%, 6/15/14	343,000

		$32,601,289

Total Corporate Bonds & Notes
(identified cost $876,600,068)		$859,522,531

Mortgage Pass-Throughs — 33.7%

Principal
Amount
(000’s omitted)	Security	Value

Federal Home Loan Mortgage Corp.:
$38,188	5.00%, with various maturities to 2019	$40,784,215
9,130	5.50%, with various maturities to 2018(14)	9,790,145
17,309	6.00%, with various maturities to 2026	18,610,632
34,099	6.50%, with various maturities to 2030	36,891,106
43,770	7.00%, with various maturities to 2031	47,490,482
507	7.13%, with maturity at 2023	563,682
27,730	7.50%, with various maturities to 2029	31,109,217
867	7.65%, with maturity at 2022	980,409
141	7.70%, with maturity at 2022	159,450
16,356	8.00%, with various maturities to 2030	18,658,625
465	8.25%, with maturity at 2020	533,192
1,369	8.30%, with maturity at 2020	1,571,879
12,119	8.50%, with various maturities to 2031	13,997,888
4,284	9.00%, with various maturities to 2031	4,955,669
3,606	9.50%, with various maturities to 2025	4,201,905
547	10.00%, with maturity at 2020	628,797
481	10.50%, with maturity at 2020	559,572
639	12.00%, with maturity at 2020	726,233
42	13.00%, with maturity at 2015	48,437

		$232,261,535

Federal National Mortgage Association:
$5,687	3.178%, with maturity at 2036(8)	$5,826,331
3,258	3.441%, with maturity at 2022(8)	3,333,344
19,480	5.00%, with various maturities to 2018	20,784,052
8,191	5.50%, with various maturities to 2028	8,702,329
13,831	6.00%, with various maturities to 2026	14,825,672
17,330	6.319%, with maturity at 2032(8)	18,033,607
32,087	6.50%, with various maturities to 2031	34,831,336
520	6.75%, with maturity at 2023	564,640
40,803	7.00%, with various maturities to 2031	44,513,163
27,808	7.50%, with various maturities to 2035	31,175,295
10,720	8.00%, with various maturities to 2031	12,164,755
34	8.25%, with maturity at 2018	37,219
2,471	8.364%, with maturity at 2027(9)	2,864,509
12,850	8.50%, with various maturities to 2030	14,829,443
1,117	8.576%, with maturity at 2028(9)	1,282,989
739	8.632%, with maturity at 2029(9)	861,920
958	8.709%, with maturity at 2027(9)	1,111,570
13,926	9.00%, with various maturities to 2027	16,237,283
232	9.056%, with maturity at 2024(9)	255,473
4,567	9.50%, with various maturities to 2030	5,358,539
675	9.575%, with maturity at 2018(9)	778,979
1,310	10.00%, with various maturities to 2020	1,503,460
1,035	10.10%, with maturity at 2025(9)	1,185,058
1,053	10.471%, with maturity at 2019(9)	1,193,504
1,146	10.50%, with maturity at 2021	1,332,118
417	11.50%, with maturity at 2016	468,530
19	12.50%, with maturity at 2011	20,562

		$244,075,680

Government National Mortgage Association:
3,600	6.00%, with maturity at 2024	3,896,050
19,968	6.50%, with maturity at 2024	21,953,485
8,072	7.00%, with various maturities to 2026	9,006,378
33,846	7.50%, with various maturities to 2032	38,411,646
21,835	8.00%, with various maturities to 2034	25,078,886
694	8.30%, with maturity at 2020	795,808
1,438	8.50%, with various maturities to 2022	1,660,798
6,772	9.00%, with various maturities to 2026	7,894,712
9,693	9.50%, with various maturities to 2026	11,465,795
595	10.00%, with maturity at 2019	683,567

		$120,847,125

Total Mortgage Pass-Throughs
(identified cost $565,693,900)		$597,184,340

Collateralized Mortgage Obligations — 8.4%

Principal
Amount
(000’s omitted)	Security	Value

Federal Home Loan Mortgage Corp.:
$1,804	Series 24, Class J, 6.25%, 11/25/23	$1,967,116
2,145	Series 1497, Class K, 7.00%, 4/15/23	2,236,713

See notes to financial statements

Eaton Vance Limited Duration Income Fund as of October 31, 2009

PORTFOLIO OF INVESTMENTS (Unaudited) CONT’D

Principal
Amount
(000’s omitted)	Security	Value

Federal Home Loan Mortgage Corp.: (continued)
$3,473	Series 1529, Class Z, 7.00%, 6/15/23	$3,658,897
3,005	Series 1620, Class Z, 6.00%, 11/15/23	3,213,972
997	Series 1677, Class Z, 7.50%, 7/15/23	1,122,508
10,984	Series 1702, Class PZ, 6.50%, 3/15/24	12,264,757
43	Series 1720, Class PJ, 7.25%, 1/15/24	42,634
6,004	Series 2113, Class QG, 6.00%, 1/15/29	6,486,851
758	Series 2122, Class K, 6.00%, 2/15/29	807,490
514	Series 2130, Class K, 6.00%, 3/15/29	549,149
526	Series 2167, Class BZ, 7.00%, 6/15/29	568,366
3,965	Series 2182, Class ZB, 8.00%, 9/15/29	4,399,828
4,493	Series 2198, Class ZA, 8.50%, 11/15/29	4,941,780
12,777	Series 2245, Class A, 8.00%, 8/15/27	14,239,984

		$56,500,045

Federal National Mortgage Association:
$361	Series 1988-14, Class I, 9.20%, 6/25/18	$410,018
304	Series 1989-1, Class D, 10.30%, 1/25/19	345,782
567	Series 1989-34, Class Y, 9.85%, 7/25/19	661,707
471	Series 1990-17, Class G, 9.00%, 2/25/20	539,897
234	Series 1990-27, Class Z, 9.00%, 3/25/20	270,429
235	Series 1990-29, Class J, 9.00%, 3/25/20	272,111
966	Series 1990-43, Class Z, 9.50%, 4/25/20	1,121,010
341	Series 1991-98, Class J, 8.00%, 8/25/21	389,382
2,667	Series 1992-77, Class ZA, 8.00%, 5/25/22	3,029,516
177	Series 1992-103, Class Z, 7.50%, 6/25/22	198,425
305	Series 1992-113, Class Z, 7.50%, 7/25/22	341,530
667	Series 1992-185, Class ZB, 7.00%, 10/25/22	738,811
1,639	Series 1993-16, Class Z, 7.50%, 2/25/23	1,840,399
1,263	Series 1993-22, Class PM, 7.40%, 2/25/23	1,425,799
1,933	Series 1993-25, Class J, 7.50%, 3/25/23	2,168,937
3,691	Series 1993-30, Class PZ, 7.50%, 3/25/23	4,150,556
4,532	Series 1993-42, Class ZQ, 6.75%, 4/25/23	4,997,812
708	Series 1993-56, Class PZ, 7.00%, 5/25/23	785,433
817	Series 1993-156, Class ZB, 7.00%, 9/25/23	912,542
5,985	Series 1994-45, Class Z, 6.50%, 2/25/24	6,574,306
3,245	Series 1994-89, Class ZQ, 8.00%, 7/25/24	3,738,105
3,131	Series 1996-57, Class Z, 7.00%, 12/25/26	3,489,110
1,681	Series 1997-77, Class Z, 7.00%, 11/18/27	1,886,187
1,310	Series 1998-44, Class ZA, 6.50%, 7/20/28	1,427,230
632	Series 1999-45, Class ZG, 6.50%, 9/25/29	688,343
5,101	Series 2000-22, Class PN, 6.00%, 7/25/30	5,504,481
852	Series 2001-37, Class GA, 8.00%, 7/25/16	934,667
1,103	Series 2002-1, Class G, 7.00%, 7/25/23	1,227,994
536	Series G92-44, Class Z, 8.00%, 7/25/22	594,613
872	Series G92-44, Class ZQ, 8.00%, 7/25/22	967,532
1,268	Series G92-46, Class Z, 7.00%, 8/25/22	1,402,695
2,223	Series G92-60, Class Z, 7.00%, 10/25/22	2,441,067
22,710	Series G93-35, Class ZQ, 6.50%, 11/25/23	24,761,992
4,945	Series G93-40, Class H, 6.40%, 12/25/23	5,414,767

		$85,653,185

Government National Mortgage Association:
$5,433	Series 2002-45, Class PG, 6.00%, 3/17/32	$5,840,848
572	Series 2005-72, Class E, 12.00%, 11/16/15	676,407

		$6,517,255

Total Collateralized Mortgage Obligations
(identified cost $140,500,362)		$148,670,485

Commercial Mortgage-Backed
Securities — 4.0%

Principal
Amount
(000’s omitted)	Security	Value

$179	BSCMS, Series 2000-WF1, Class A2, 7.78%, 2/15/32	$179,223
3,500	BSCMS, Series 2004-PWR5, Class A3, 4.565%, 7/11/42	3,506,274
10,000	BSCMS, Series 2004-T16, Class A4, 4.32%, 2/13/46	10,009,444
2,372	CCMSC, Series 2000-1, Class A2, 7.757%, 4/15/32	2,387,891
3,000	CGCMT, Series 2004-C1, Class A3, 5.251%, 4/15/40	3,021,490
6,000	COMM, Series 2004-LB4A, Class A3, 4.405%, 10/15/37	6,015,847
6,100	COMM, Series 2005-LP5, Class A2, 4.63%, 5/10/43	6,124,661
4,828	CSFB, Series 2001-CK1, Class A3, 6.38%, 12/18/35	4,985,142
1,339	CSFB, Series 2004-C3, Class A3, 4.302%, 7/15/36	1,338,527
4,000	CSFB, Series 2005-C4, Class A2, 5.017%, 8/15/38	4,019,631
648	GMACC, Series 2002-C2, Class A2, 5.389%, 10/15/38	667,979
2,200	JPMCC, Series 2004-CBX, Class A4, 4.529%, 1/12/37	2,217,852
2,001	LBUBS, Series 2004-C2, Class A2, 3.246%, 3/15/29	2,004,943
4,000	LBUBS, Series 2004-C6, Class A3, 4.547%, 8/15/29	3,983,081
867	LBUBS, Series 2005-C1, Class A2, 4.31%, 2/15/30	869,201
10,000	MSC, Series 2004-IQ7, Class A3, 5.35%, 6/15/38	10,163,461
780	SBM7, Series 2000-C1, Class A2, 7.52%, 2/18/32	778,979

See notes to financial statements

Eaton Vance Limited Duration Income Fund as of October 31, 2009

PORTFOLIO OF INVESTMENTS (Unaudited) CONT’D

Principal
Amount
(000’s omitted)	Security	Value

$4,781	SBM7, Series 2000-C3, Class A2, 6.592%, 12/18/33	$4,888,763
3,750	WBCMT, Series 2004-C14, Class A2, 4.368%, 8/15/41	3,751,915

		$70,914,304

Total Commercial Mortgage-Backed Securities
(identified cost $59,340,010)		$70,914,304

Asset-Backed Securities — 0.1%

Principal
Amount
(000’s omitted)	Security	Value

$558	Alzette European CLO SA, Series 2004-1A, Class E2, 7.273%, 12/15/20(10)	$55,761
696	Avalon Capital Ltd. 3, Series 1A, Class D, 2.357%, 2/24/19(7)(10)	444,172
753	Babson Ltd., Series 2005-1A, Class C1, 2.234%, 4/15/19(7)(10)	487,657
1,000	Bryant Park CDO Ltd., Series 2005-1A, Class C, 2.334%, 1/15/19(7)(10)	151,900
1,000	Carlyle High Yield Partners, Series 2004-6A, Class C, 2.911%, 8/11/16(7)(10)	426,200
871	Centurion CDO 8 Ltd., Series 2005-8A, Class D, 5.814%, 3/8/17(10)	514,218
500	Centurion CDO 9 Ltd., Series 2005-9A, Class D1, 5.034%, 7/17/19(10)	235,350
1,500	Dryden Leveraged Loan, Series 2004-6A, Class C1, 3.041%, 7/30/16(7)(10)	89,400

Total Asset-Backed Securities
(identified cost $6,867,955)		$2,404,658

Common Stocks — 0.4%

Shares	Security	Value

Building and Development — 0.0%

25,823	Sanitec Europe Oy B Units(6)(11)	$35,342
25,823	Sanitec Europe Oy E Units(6)(11)	0
615	United Subcontractors, Inc.(6)(11)	49,606
4,575	WCI Communities, Inc.(11)	320,281

		$405,229

Chemicals and Plastics — 0.0%

243	Wellman Holdings, Inc.(6)(11)	$87,259

		$87,259

Containers and Glass Products — 0.4%

142,857	Anchor Glass Container Corp.(6)	$5,727,137

		$5,727,137

Ecological Services and Equipment — 0.0%

2,484	Environmental Systems Products Holdings, Inc.(6)(11)(12)	$34,602

		$34,602

Food Service — 0.0%

30,225	Buffets, Inc.(11)	$196,463

		$196,463

Nonferrous Metals / Minerals — 0.0%

701	Euramax International, Inc.(6)(11)	$0

		$0

Publishing — 0.0%

2,290	Source Interlink Companies, Inc.(6)(11)	$16,488

		$16,488

Total Common Stocks
(identified cost $6,306,689)		$6,467,178

Convertible Bonds — 0.1%

Principal
Amount	Security	Value

Diversified Media — 0.0%

$750,000	Virgin Media, Inc.(7)	$796,875

		$796,875

Electronics / Electrical — 0.1%

$1,680,000	Advanced Micro Devices, Inc.	$1,230,600

		$1,230,600

Total Convertible Bonds
(identified cost $1,736,692)		$2,027,475

See notes to financial statements

Eaton Vance Limited Duration Income Fund as of October 31, 2009

PORTFOLIO OF INVESTMENTS (Unaudited) CONT’D

Convertible Preferred Stocks — 0.1%

Shares	Security	Value

Oil, Gas & Consumable Fuels — 0.1%

9,691	Chesapeake Energy Corp.	$736,516

		$736,516

Telecommunications — 0.0%

4,958	Crown Castle International Corp. 6.25%(3)	$268,972

		$268,972

Total Convertible Preferred Stocks
(identified cost $1,176,061)		$1,005,488

Preferred Stocks — 0.0%

Shares/Units	Security	Value

Ecological Services and Equipment — 0.0%

1,138	Environmental Systems Products Holdings, Inc., Series A(6)(11)(12)	$91,040

		$91,040

Lodging and Casinos — 0.0%

6,270	Fontainebleau Resorts LLC(3)(6)(12)	$63

		$63

Total Preferred Stocks
(identified cost $6,289,915)		$91,103

Miscellaneous — 0.0%

Shares	Security	Value

Cable and Satellite Television — 0.0%

2,496,146	Adelphia Recovery Trust(11)	$71,764
2,500,000	Adelphia, Inc., Escrow Certificate(11)	87,500

		$159,264

Oil and Gas — 0.0%

1,170,000	VeraSun Energy Corp., Escrow Certificate(6)(11)	$0

		$0

Total Miscellaneous
(identified cost $2,237,499)		$159,264

Short-Term Investments — 1.2%

Interest
(000’s omitted)	Description	Value

$17,358	Cash Management Portfolio, 0.00% (13)	$17,357,860
3,626	State Street Bank and Trust Euro Time Deposit, 0.01%, 11/1/09	3,625,825

		$20,983,685

Total Short-Term Investments
(identified cost $20,983,685)		$20,983,685

Total Investments — 145.5%
(identified cost $2,652,131,767		$2,577,052,304

Less Unfunded Loan Commitments — (0.1)%		$(1,898,926)

Net Investments — 145.4%
(identified cost $2,650,232,841		$2,575,153,378

Other Assets, Less Liabilities — (30.4)%		$(537,618,995)

Auction Preferred Shares Plus Cumulative Unpaid Dividends — (15.0)%		$(266,630,628)

Net Assets Applicable to Common Shares — 100.0%		$1,770,903,755

The percentage shown for each investment category in the Portfolio of Investments is based on net assets applicable to common shares.

BSCMS - Bear Stearns Commercial Mortgage Securities, Inc.

CCMSC - Chase Commercial Mortgage Securities Corp.

CGCMT - Citigroup Commercial Mortgage Trust

COMM - Commercial Mortgage Pass-Through Certificate

CSFB - Credit Suisse First Boston Mortgage Securities Corp.

DIP - Debtor in Possession

GMACC - GMAC Commercial Mortgage Securities, Inc.

JPMCC - JPMorgan Chase Commercial Mortgage Securities Corp.

See notes to financial statements

Eaton Vance Limited Duration Income Fund as of October 31, 2009

PORTFOLIO OF INVESTMENTS (Unaudited) CONT’D

LBUBS - LB-UBS Commercial Mortgage Trust
MSC - Morgan Stanley Capital I
MTN - Medium-Term Note
SBM7 - Salomon Brothers Mortgage Securities VII, Inc.
WBCMT - Wachovia Bank Commercial Mortgage Trust
EUR - Euro
GBP - British Pound Sterling

*	In U.S. dollars unless otherwise indicated.

(1)	Senior floating-rate interests (Senior Loans) often require prepayments from excess cash flows or permit the borrowers to repay at their election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, Senior Loans will have an expected average life of approximately two to four years. The stated interest rate represents the weighted average interest rate of all contracts within the senior loan facility and includes commitment fees on unfunded loan commitments, if any. Senior Loans typically have rates of interest which are redetermined either daily, monthly, quarterly or semi-annually by reference to a base lending rate, plus a premium. These base lending rates are primarily the London Interbank Offered Rate (“LIBOR”) and secondarily, the prime rate offered by one or more major United States banks (the “Prime Rate”) and the certificate of deposit (“CD”) rate or other base leading rates used by commercial lenders.

(2)	Currently the issuer is in default with respect to interest payments.

(3)	Represents a payment-in-kind security which may pay all or a portion of interest/dividends in additional par/shares.

(4)	Unfunded or partially unfunded loan commitments. See Note 1G for description.

(5)	Defaulted matured security.

(6)	Security valued at fair value using methods determined in good faith by or at the direction of the Trustees.

(7)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At October 31, 2009, the aggregate value of these securities is $257,544,628 or 14.5% of the Fund’s net assets.

(8)	Adjustable rate mortgage.

(9)	Weighted average fixed-rate coupon that changes/updates monthly.

(10)	Variable rate security. The stated interest rate represents the rate in effect at October 31, 2009.

(11)	Non-income producing security.

(12)	Restricted security (see Note 8).

(13)	Affiliated investment company available to Eaton Vance portfolios and funds which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of October 31, 2009.

(14)	Security (or a portion thereof) has been pledged to cover collateral requirement on open financial contracts.

See notes to financial statements

Eaton Vance Limited Duration Income Fund as of October 31, 2009

FINANCIAL STATEMENTS (Unaudited)

Statement of Assets and Liabilities

As of October 31, 2009

Assets

Unaffiliated investments, at value (identified cost, $2,632,874,981)	$2,557,795,518
Affiliated investment, at value (identified cost, $17,357,860)	17,357,860
Cash	1,105,399
Foreign currency, at value (identified cost, $196,256)	195,853
Interest and dividends receivable	29,579,812
Receivable for investments sold	19,492,126
Receivable for open forward foreign currency exchange contracts	106,395
Other assets	6,786
Prepaid expenses	7,147,680

Total assets	$2,632,787,429

Liabilities

Notes payable	$585,200,000
Payable for investments purchased	7,482,146
Payable for open forward foreign currency exchange contracts	59,878
Payable to affiliates:
Investment adviser fee	1,301,901
Trustees’ fees	4,208
Accrued expenses	1,204,913

Total liabilities	$595,253,046

Auction preferred shares (10,665 shares outstanding) at liquidation value plus cumulative unpaid dividends	$266,630,628

Net assets applicable to common shares	$1,770,903,755

Sources of Net Assets

Common shares, $0.01 par value, unlimited number of shares authorized, 112,462,747 shares issued and outstanding	$1,124,627
Additional paid-in capital	2,179,585,206
Accumulated net realized loss	(326,595,515)
Accumulated distributions in excess of net investment income	(8,396,045)
Net unrealized depreciation	(74,814,518)

Net assets applicable to common shares	$1,770,903,755

Net Asset Value Per Common Share

($1,770,903,755 ÷ 112,462,747 common shares issued and outstanding)	$15.75

Statement of Operations

For the Six Months Ended
October 31, 2009

Investment Income

Interest	$84,207,244
Dividends	29,552
Interest allocated from affiliated investment	38,432
Expenses allocated from affiliated investment	(37,203)

Total investment income	$84,238,025

Expenses

Investment adviser fee	$9,603,040
Trustees’ fees and expenses	24,954
Custodian fee	213,842
Transfer and dividend disbursing agent fees	10,178
Legal and accounting services	178,770
Printing and postage	30,704
Interest expense and fees	10,253,615
Preferred shares service fee	199,625
Miscellaneous	91,871

Total expenses	$20,606,599

Deduct —
Reduction of investment adviser fee	$2,260,311
Reduction of custodian fee	92

Total expense reductions	$2,260,403

Net expenses	$18,346,196

Net investment income	$65,891,829

Realized and Unrealized Gain (Loss)

Net realized gain (loss) —
Investment transactions	$(13,901,605)
Foreign currency and forward foreign currency exchange contract transactions	(9,409,816)

Net realized loss	$(23,311,421)

Change in unrealized appreciation (depreciation) —
Investments	$343,390,738
Foreign currency and forward foreign currency exchange contracts	1,519,612

Net change in unrealized appreciation (depreciation)	$344,910,350

Net realized and unrealized gain	$321,598,929

Distributions to preferred shareholders

From net investment income	$(466,414)

Net increase in net assets from operations	$387,024,344

See notes to financial statements

Eaton Vance Limited Duration Income Fund as of October 31, 2009

FINANCIAL STATEMENTS CONT’D

Statements of Changes in Net Assets

	Six Months Ended
Increase (Decrease)	October 31, 2009	Year Ended
in Net Assets	(Unaudited)	April 30, 2009

From operations —
Net investment income	$65,891,829	$151,554,544
Net realized loss from investment transactions, swap contracts, foreign currency and forward foreign currency exchange contract transactions	(23,311,421)	(75,728,790)
Net change in unrealized appreciation (depreciation) from investments, swap contracts, foreign currency and forward foreign currency exchange contracts	344,910,350	(294,685,212)
Distributions to preferred shareholders —
From net investment income	(466,414)	(6,516,518)

Net increase (decrease) in net assets from operations	$387,024,344	$(225,375,976)

Distributions to common shareholders —
From net investment income	$(73,084,017)	$(151,416,269)
Tax return of capital	—	(2,635,199)

Total distributions to common shareholders	$(73,084,017)	$(154,051,468)

Net increase (decrease) in net assets	$313,940,327	$(379,427,444)

Net Assets Applicable to Common Shares

At beginning of period	$1,456,963,428	$1,836,390,872

At end of period	$1,770,903,755	$1,456,963,428

Accumulated distributions in excess of net investment income included in net assets applicable to common shares

At end of period	$(8,396,045)	$(737,443)

Statement of Cash Flows

Six Months Ended
Cash Flows From	October 31, 2009
Operating Activities	(Unaudited)

Net increase in net assets from operations	$387,024,344
Distributions to preferred shareholders	466,414

Net increase in net assets from operations excluding distributions to preferred shareholders	$387,490,758
Adjustments to reconcile net increase in net assets from operations to net cash provided by (used in) operating activities:
Investments purchased	(485,590,532)
Investments sold and principal repayments	557,669,779
Increase in short-term investments, net	(9,406,556)
Net amortization/accretion of premium (discount)	837,348
Amortization of structuring and renewal fees on notes payable	3,434,197
Decrease in interest and dividends receivable	548,102
Decrease in interest receivable from affiliated investment	1,407
Increase in receivable for investments sold	(6,159,434)
Increase in receivable for open forward foreign currency exchange contracts	(106,395)
Increase in other assets	(3,844)
Decrease in prepaid expenses	21,489
Decrease in payable for investments purchased	(12,541,321)
Decrease in payable for open forward foreign currency exchange contracts	(924,114)
Increase in payable to affiliate for investment adviser fee	334,557
Decrease in payable to affiliate for Trustees’ fees	(296)
Decrease in accrued expenses	(514,881)
Decrease in unfunded loan commitments	(492,034)
Net change in unrealized (appreciation) depreciation on investments	(343,390,738)
Net realized (gain) loss on investments	13,901,605

Net cash provided by operating activities	$105,109,097

Cash Flows From Financing Activities

Distributions paid to common shareholders, net of reinvestments	$(73,084,017)
Cash distributions paid to preferred shareholders	(469,338)
Proceeds from notes payable	132,000,000
Repayment of notes payable	(166,000,000)

Net cash used in financing activities	$(107,553,355)

Net decrease in cash*	$(2,444,258)

Cash at beginning of period(1)	$3,745,510

Cash at end of period(1)	$1,301,252

Supplemental disclosure of cash flow information

Cash paid for interest and fees on borrowing	$9,576,514

(1) Balance includes foreign currency, at value.

*	Includes net change in unrealized appreciation (depreciation) on foreign currency of $17,964.

See notes to financial statements

Eaton Vance Limited Duration Income Fund as of October 31, 2009

FINANCIAL STATEMENTS CONT’D

Financial Highlights

Selected data for a common share outstanding during the periods stated

	Six Months Ended		Year Ended April 30,
	October 31, 2009
	(Unaudited)		2009	2008	2007	2006	2005

Net asset value — Beginning of period (Common shares)	$12.960		$16.330	$18.320	$18.210	$18.430	$19.070

Income (Loss) From Operations

Net investment income(1)(2)	$0.586		$1.348	$1.700	$1.701	$1.512	$1.373
Net realized and unrealized gain (loss)(2)	2.858		(3.290)	(1.817)	0.281	0.048	(0.254)
Distributions to preferred shareholders
From net investment income(1)	(0.004)		(0.058)	(0.360)	(0.359)	(0.267)	(0.153)

Total income (loss) from operations	$3.440		$(2.000)	$(0.477)	$1.623	$1.293	$0.966

Less Distributions to Common Shareholders

From net investment income	$(0.650)		$(1.347)	$(1.513)	$(1.513)	$(1.513)	$(1.606)
Tax return of capital	—		(0.023)	—	—	—	—

Total distributions to common shareholders	$(0.650)		$(1.370)	$(1.513)	$(1.513)	$(1.513)	$(1.606)

Net asset value — End of period (Common shares)	$15.750		$12.960	$16.330	$18.320	$18.210	$18.430

Market value — End of period (Common shares)	$13.890		$11.580	$15.300	$18.700	$17.090	$17.690

Total Investment Return on Net Asset Value(3)	27.48	%(4)	(10.71)%	(1.99)%	9.42%	7.72%	5.29%

Total Investment Return on Market Value(3)	25.81	%(4)	(14.85)%	(10.04)%	19.01%	5.32%	8.22%

See notes to financial statements

Eaton Vance Limited Duration Income Fund as of October 31, 2009

FINANCIAL STATEMENTS (Unaudited) CONT’D

Financial Highlights

Selected data for a common share outstanding during the periods stated

Six Months Ended	Year Ended April 30,
October 31, 2009
(Unaudited)	2009	2008	2007	2006	2005

Ratios/Supplemental Data

Net assets applicable to common shares, end of period (000’s omitted)	$1,770,904	$1,456,963	$1,836,391	$2,056,843	$2,035,747	$2,060,484
Ratios (as a percentage of average daily net assets applicable to common shares):(5)
Expenses excluding interest and fees(6)	0.98	%(7)	1.09%	1.07%	1.02%	1.00%	1.01%
Interest and fee expense(8)	1.24	%(7)	1.37%	—	—	—	—
Total expenses	2.22	%(7)	2.46%	1.07%	1.02%	1.00%	1.01%
Net investment income	7.96	%(7)	9.91%	9.89%	9.39%	8.27%	7.29%
Portfolio Turnover	19%	27%	39%	49%	53%	60%

The ratios reported above are based on net assets applicable solely to common shares. The ratios based on net assets, including amounts related to preferred shares and borrowings, are as follows:
Ratios (as a percentage of average daily net assets applicable to common shares plus preferred shares and borrowings):(5)
Expenses excluding interest and fees(6)	0.63	%(7)	0.71%	0.76%	0.73%	0.72%	0.71%
Interest and fee expense(8)	0.80	%(7)	0.90%	—	—	—	—
Total expenses	1.43	%(7)	1.61%	0.76%	0.73%	0.72%	0.71%
Net investment income	5.12	%(7)	6.48%	7.00%	6.73%	5.94%	5.16%

Senior Securities:
Total notes payable outstanding (in 000’s)	$585,200	$619,200	$—	$—	$—	$—
Asset coverage per $1,000 of notes payable(9)	$4,482	$3,784	$—	$—	$—	$—
Total preferred shares outstanding	10,665	10,665	32,000	32,000	32,000	32,000
Asset coverage per preferred share	$76,973	(10)	$66,119	(10)	$82,395	(11)	$89,289	(11)	$88,630	(11)	$89,395	(11)
Involuntary liquidation preference per preferred share(12)	$25,000	$25,000	$25,000	$25,000	$25,000	$25,000
Approximate market value per preferred share(12)	$25,000	$25,000	$25,000	$25,000	$25,000	$25,000

(1)	Computed using average common shares outstanding.

(2)	For federal income tax purposes, net investment income per share was $0.676, $1.395, $1.787, $1.899, $1.807, and $1.699, respectively, and net realized and unrealized gain (loss) per share was $2.768, $(3.337), $(1.904), $0.080, $(0.247) and $(0.580) for the six months ended October 31, 2009, and the years ended April 30, 2009, 2008, 2007, 2006 and 2005, respectively. Computed using average common shares outstanding.

(3)	Returns are historical and are calculated by determining the percentage change in net asset value or market value with all distributions reinvested.

(4)	Not annualized.

(5)	Ratios do not reflect the effect of dividend payments to preferred shareholders.

(6)	Excludes the effect of custody fee credits, if any, of less than 0.005%.

(7)	Annualized.

(8)	Interest and fee expense relates to the notes payable incurred to partially redeem the Fund’s APS (see Note 10).

(9)	Calculated by subtracting the Fund’s total liabilities (not including the notes payable and preferred shares) from the Fund’s total assets, and dividing the result by the notes payable balance in thousands.

(10)	Calculated by subtracting the Fund’s total liabilities (not including the notes payable and preferred shares) from the Fund’s total assets, dividing the result by the sum of the value of the notes payables and liquidation value of the preferred shares, and multiplying the result by the liquidation value of one preferred share. Such amount equates to 308% and 264% at October 31, 2009 and April 30, 2009, respectively.

(11)	Calculated by subtracting the Fund’s total liabilities (not including the preferred shares) from the Fund’s total assets, and dividing this result by the number of preferred shares outstanding.

(12)	Plus accumulated and unpaid dividends.

See notes to financial statements

Eaton Vance Limited Duration Income Fund as of October 31, 2009

NOTES TO FINANCIAL STATEMENTS (Unaudited)

1   Significant Accounting Policies

Eaton Vance Limited Duration Income Fund (the Fund) is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as a diversified, closed-end management investment company. The Fund’s primary investment objective is to provide a high level of current income. The Fund may, as a secondary objective, also seek capital appreciation to the extent it is consistent with its primary objective.

The following is a summary of significant accounting policies of the Fund. The policies are in conformity with accounting principles generally accepted in the United States of America. A source of authoritative accounting principles applied in the preparation of the Fund’s financial statements is the Financial Accounting Standards Board (FASB) Accounting Standards Codification (the Codification), which superseded existing non-Securities and Exchange Commission accounting and reporting standards for interim and annual reporting periods ending after September 15, 2009. The adoption of the Codification for the current reporting period did not impact the Fund’s application of generally accepted accounting principles.

A  Investment Valuation — Interests in senior floating-rate loans (Senior Loans) for which reliable market quotations are readily available are valued generally at the average mean of bid and ask quotations obtained from a third party pricing service. Other Senior Loans are valued at fair value by the investment adviser under procedures approved by the Trustees. In fair valuing a Senior Loan, the investment adviser utilizes one or more of the valuation techniques described in (i) through (iii) below to assess the likelihood that the borrower will make a full repayment of the loan underlying such Senior Loan relative to yields on other Senior Loans issued by companies of comparable credit quality. If the investment adviser believes that there is a reasonable likelihood of full repayment, the investment adviser will determine fair value using a matrix pricing approach that considers the yield on the Senior Loan. If the investment adviser believes there is not a reasonable likelihood of full repayment, the investment adviser will determine fair value using analyses that include, but are not limited to: (i) a comparison of the value of the borrower’s outstanding equity and debt to that of comparable public companies; (ii) a discounted cash flow analysis; or (iii) when the investment adviser believes it is likely that a borrower will be liquidated or sold, an analysis of the terms of such liquidation or sale. In certain cases, the investment adviser will use a combination of analytical methods to determine fair value, such as when only a portion of a borrower’s assets are likely to be sold. In conducting its assessment and analyses for purposes of determining fair value of a Senior Loan, the investment adviser will use its discretion and judgment in considering and appraising relevant factors. Fair value determinations are made by the portfolio managers of the Fund based on information available to such managers. The portfolio managers of other funds managed by the investment adviser that invest in Senior Loans may not possess the same information about a Senior Loan borrower as the portfolio managers of the Fund. At times, the fair value of a Senior Loan determined by the portfolio managers of other funds managed by the investment adviser that invest in Senior Loans may vary from the fair value of the same Senior Loan determined by the portfolio managers of the Fund. The fair value of each Senior Loan is periodically reviewed and approved by the investment adviser’s Valuation Committee and by the Trustees based upon procedures approved by the Trustees. Junior Loans are valued in the same manner as Senior Loans.

Debt obligations (including short-term obligations with a remaining maturity of more than sixty days and excluding most seasoned mortgage-backed securities) will normally be valued on the basis of quotations provided by third party pricing services. The pricing services will use various techniques that consider factors including, but not limited to, reported trades or dealer quotations, prices or yields of securities with similar characteristics, benchmark yields, broker/dealer quotes, issuer spreads, as well as industry and economic events. Most seasoned, fixed rate 30-year mortgage-backed securities are valued through the use of the investment adviser’s matrix pricing system, which takes into account bond prices, yield differentials, anticipated prepayments and interest rates provided by dealers. Short-term debt securities with a remaining maturity of sixty days or less are generally valued at amortized cost, which approximates market value. Equity securities (including common shares of closed-end investment companies) listed on a U.S. securities exchange generally are valued at the last sale price on the day of valuation or, if no sales took place on such date, at the mean between the closing bid and asked prices therefore on the exchange where such securities are principally traded. Equity securities listed on the NASDAQ Global or Global Select Market generally are valued at the NASDAQ official closing price. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and asked prices or, in the case of preferred equity securities that are not listed or traded in the over-the-counter market, by a third party pricing service that will use various techniques that consider factors including, but not limited to, prices or yields of securities with similar characteristics, benchmark yields, broker/dealer quotes, quotes of underlying common stock, issuer spreads, as well as industry and economic events. Forward foreign currency exchange contracts are generally valued at the mean of the average bid and average asked prices that are reported by currency dealers to a third party pricing service at the valuation time. Such third party pricing service valuations are supplied for specific settlement

Eaton Vance Limited Duration Income Fund as of October 31, 2009

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT’D

periods and the Fund’s forward foreign currency exchange contracts are valued at an interpolated rate between the closest preceding and subsequent settlement period reported by the third party pricing service. Credit default swaps are normally valued using valuations provided by a third party pricing service. The pricing services employ electronic data processing techniques to determine the present value based on credit spread quotations obtained from broker/dealers and expected default recovery rates determined by the pricing service using proprietary models. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rate quotations supplied by a third party pricing service. The pricing service uses a proprietary model to determine the exchange rate. Inputs to the model include reported trades and implied bid/ask spreads. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued at fair value using methods determined in good faith by or at the direction of the Trustees of the Fund in a manner that most fairly reflects the security’s value, or the amount that the Fund might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of all relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker-dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial condition, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.

The Fund may invest in Cash Management Portfolio (Cash Management), an affiliated investment company managed by Boston Management and Research (BMR), a subsidiary of Eaton Vance Management (EVM). Cash Management generally values its investment securities utilizing the amortized cost valuation technique permitted by Rule 2a-7 of the 1940 Act, pursuant to which Cash Management must comply with certain conditions. This technique involves initially valuing a portfolio security at its cost and thereafter assuming a constant amortization to maturity of any discount or premium. If amortized cost is determined not to approximate fair value, Cash Management may value its investment securities in the same manner as debt obligations described above.

B  Investment Transactions — Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost.

C  Income — Interest income is recorded on the basis of interest accrued, adjusted for amortization of premium or accretion of discount. Fees associated with loan amendments are recognized immediately. Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities.

D  Federal Taxes — The Fund’s policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its net investment income, and all or substantially all of its net realized capital gains. Accordingly, no provision for federal income or excise tax is necessary.

At April 30, 2009, the Fund, for federal income tax purposes, had a capital loss carryforward of $249,771,902 which will reduce its taxable income arising from future net realized gains on investment transactions, if any, to the extent permitted by the Internal Revenue Code, and thus will reduce the amount of distributions to shareholders, which would otherwise be necessary to relieve the Fund of any liability for federal income or excise tax. Such capital loss carryforward will expire on April 30, 2012 ($26,481,368), April 30, 2013 ($40,885,552), April 30, 2014 ($28,843,098), April 30, 2015 ($18,093,992), April 30, 2016 ($7,967,857) and April 30, 2017 ($127,500,035).

Additionally, at April 30, 2009, the Fund had a net capital loss of $29,217,388 attributable to security transactions incurred after October 31, 2008. This net capital loss is treated as arising on the first day of the Fund’s taxable year ending April 30, 2010.

As of October 31, 2009, the Fund had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. Each of the Fund’s federal tax returns filed in the 3-year period ended April 30, 2009 remains subject to examination by the Internal Revenue Service.

E  Expense Reduction — State Street Bank and Trust Company (SSBT) serves as custodian of the Fund. Pursuant to the custodian agreement, SSBT receives a fee reduced by credits, which are determined based on the average daily cash balance the Fund maintains with SSBT. All credit balances, if any, used to reduce the Fund’s custodian fees are reported as a reduction of expenses in the Statement of Operations.

F  Foreign Currency Translation — Investment valuations, other assets, and liabilities initially expressed in foreign currencies are translated each business day into

Eaton Vance Limited Duration Income Fund as of October 31, 2009

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT’D

U.S. dollars based upon current exchange rates. Purchases and sales of foreign investment securities and income and expenses denominated in foreign currencies are translated into U.S. dollars based upon currency exchange rates in effect on the respective dates of such transactions. Recognized gains or losses on investment transactions attributable to changes in foreign currency exchange rates are recorded for financial statement purposes as net realized gains and losses on investments. That portion of unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

G  Unfunded Loan Commitments — The Fund may enter into certain credit agreements all or a portion of which may be unfunded. The Fund is obligated to fund these commitments at the borrower’s discretion. The commitments are disclosed in the accompanying Portfolio of Investments.

H  Use of Estimates — The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

I  Indemnifications — Under the Fund’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Fund, and shareholders are indemnified against personal liability for the obligations of the Fund. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.

J  Forward Foreign Currency Exchange Contracts — The Fund may enter into forward foreign currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. The Fund may enter into forward contracts for hedging purposes as well as non-hedging purposes. The forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded as unrealized until such time as the contracts have been closed or offset by another contract with the same broker for the same settlement date and currency. Risks may arise upon entering these contracts from the potential inability of counterparties to meet the terms of their contracts and from movements in the value of a foreign currency relative to the U.S. dollar.

K  Credit Default Swaps — The Fund may enter into credit default swap contacts to manage its credit risk, to gain exposure to a credit in which the Fund may otherwise invest, or to enhance return. When the Fund is the buyer of a credit default swap contract, the Fund is entitled to receive the par (or other agreed-upon) value of a referenced debt obligation (or basket of debt obligations) from the counterparty to the contract if a credit event by a third party, such as a U.S. or foreign corporate issuer or sovereign issuer, on the debt obligation occurs. In return, the Fund pays the counterparty a periodic stream of payments over the term of the contract provided that no credit event has occurred. If no credit event occurs, the Fund would have spent the stream of payments and received no benefits from the contract. When the Fund is the seller of a credit default swap contract, it receives the stream of payments, but is obligated to pay to the buyer of the protection an amount up to the notional amount of the swap and in certain instances take delivery of securities of the reference entity upon the occurrence of a credit event, as defined under the terms of that particular swap agreement. Credit events are contract specific but may include bankruptcy, failure to pay, restructuring, obligation acceleration and repudiation/moratorium. If the Fund is the seller of protection and a credit event occurs, the maximum potential amount of future payments that the Fund could be required to make would be an amount equal to the notional amount of the agreement. This potential amount would be partially offset by any recovery value of the respective referenced obligation, or net amount received from the settlement of a buy protection credit default swap agreement entered into by the Fund for the same referenced obligation. As the seller, the Fund effectively adds leverage to its portfolio because, in addition to its total net assets, the Fund is subject to investment exposure on the notional amount of the swap. The interest fee paid or received on the swap contract, which is based on a specified interest rate on a fixed notional amount, is accrued daily as a component of unrealized appreciation (depreciation) and is recorded as realized gain upon receipt or realized loss upon payment. The Fund also records an increase or decrease to unrealized appreciation (depreciation) in an amount equal to the daily valuation. Upfront payments or receipts, if any, are recorded as other assets or other liabilities, respectively, and amortized over the life of the swap contract as realized gains or losses. The Fund segregates assets in the form of cash or liquid securities in an amount equal to the notional amount of the credit default swaps of which it is the seller. The Fund segregates assets in the form of cash or liquid securities in an amount equal to any unrealized depreciation of the credit default swaps of

Eaton Vance Limited Duration Income Fund as of October 31, 2009

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT’D

which it is the buyer, marked to market on a daily basis. These transactions involve certain risks, including the risk that the seller may be unable to fulfill the transaction.

L  Statement of Cash Flows — The cash amount shown in the Statement of Cash Flows of the Fund is the amount included in the Fund’s Statement of Assets and Liabilities and represents the cash on hand at its custodian and does not include any short-term investments.

M  Interim Financial Statements — The interim financial statements relating to October 31, 2009 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Fund’s management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2   Auction Preferred Shares

The Fund issued Auction Preferred Shares (APS) on July 25, 2003 in a public offering. The underwriting discount and other offering costs incurred in connection with the offering were recorded as a reduction of the paid-in capital of the common shares. Dividends on the APS, which accrue daily, are cumulative at rates which are reset weekly for Series A, Series B, Series C and Series D APS, and approximately monthly for Series E by an auction, unless a special dividend period has been set. Series of APS are identical in all respects except for the reset dates of the dividend rates. If the APS auctions do not successfully clear, the dividend payment rate over the next period for the APS holders is set at a specified maximum applicable rate until such time as the APS auctions are successful. Auctions have not cleared since February 13, 2008 and the rate since that date has been the maximum applicable rate (see Note 3). The maximum applicable rate on the APS is 150% of the “AA” Financial Composite Commercial Paper Rate at the date of the auction.

The number of APS issued and outstanding as of October 31, 2009 is as follows:

APS Issued and Outstanding

Series A	2,133
Series B	2,133
Series C	2,133
Series D	2,133
Series E	2,133

The APS are redeemable at the option of the Fund at a redemption price equal to $25,000 per share, plus accumulated and unpaid dividends, on any dividend payment date. The APS are also subject to mandatory redemption at a redemption price equal to $25,000 per share, plus accumulated and unpaid dividends, if the Fund is in default for an extended period on its asset maintenance requirements with respect to the APS. If the dividends on the APS remain unpaid in an amount equal to two full years’ dividends, the holders of the APS as a class have the right to elect a majority of the Board of Trustees. In general, the holders of the APS and the common shares have equal voting rights of one vote per share, except that the holders of the APS, as a separate class, have the right to elect at least two members of the Board of Trustees. The APS have a liquidation preference of $25,000 per share, plus accumulated and unpaid dividends. The Fund is required to maintain certain asset coverage with respect to the APS as defined in the Fund’s By-Laws and the 1940 Act. The Fund pays an annual fee up to 0.15% of the liquidation value of the APS to broker-dealers as a service fee if the auctions are unsuccessful; otherwise, the annual fee is 0.25%.

3   Distributions to Shareholders

The Fund intends to make monthly distributions of net investment income to common shareholders, after payment of any dividends on any outstanding APS. In addition, at least annually, the Fund intends to distribute all or substantially all of its net realized capital gains, (reduced by available capital loss carryforwards from prior years, if any). Distributions to common shareholders are recorded on the ex-dividend date. Distributions to preferred shareholders are recorded daily and are payable at the end of each dividend period. The dividend rates for the APS at October 31, 2009, and the amount of dividends paid (including capital gains, if any) to APS shareholders, average APS dividend rates (annualized), and dividend rate ranges for the six months then ended were as follows:

	APS	Dividends	Average APS	Dividends
	Dividend Rates at	Paid to APS	Dividend	Rate
	October 31, 2009	Shareholders	Rates	Ranges

Series A	0.24%	$95,403	0.35%	0.24%–0.77%
Series B	0.24%	$91,270	0.34%	0.23%–0.45%
Series C	0.24%	$96,045	0.36%	0.24%–0.50%
Series D	0.26%	$91,184	0.34%	0.20%–0.47%
Series E	0.24%	$92,512	0.34%	0.24%–0.45%

Beginning February 13, 2008 and consistent with the patterns in the broader market for auction-rate securities, the Fund’s APS auctions were unsuccessful in clearing due to an imbalance of sell orders over bids to buy the APS. As a result, the dividend rates of the APS were reset to the maximum applicable rate. The table above reflects such maximum dividend rate for each series as of October 31, 2009.

The Fund distinguishes between distributions on a tax basis and a financial reporting basis. Accounting principles generally accepted in the United States of America require that only distributions in excess of tax basis earnings and

Eaton Vance Limited Duration Income Fund as of October 31, 2009

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT’D

profits be reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital. For tax purposes, distributions from short-term capital gains are considered to be from ordinary income.

4   Investment Adviser Fee and Other Transactions with Affiliates

The investment adviser fee is earned by EVM as compensation for management and investment advisory services rendered to the Fund. The fee is computed at an annual rate of 0.75% of the Fund’s average weekly gross assets and is payable monthly. Gross assets as referred to herein represent net assets plus obligations attributable to investment leverage. The portion of the investment adviser fee payable by Cash Management on the Fund’s investment of cash therein is credited against the Fund’s investment adviser fee. For the six months ended October 31, 2009, the Fund’s investment adviser fee totaled $9,637,849 of which $34,809 was allocated from Cash Management and $9,603,040 was paid or accrued directly by the Fund. EVM also serves as administrator of the Fund, but receives no compensation.

In addition, EVM has contractually agreed to reimburse the Fund for fees and other expenses at an annual rate of 0.20% of the Fund’s average weekly gross assets during the first five full years of the Fund’s operations, 0.15% of the Fund’s average weekly gross assets in year six, 0.10% in year seven and 0.05% in year eight. The Fund concluded its first six full years of operations on May 30, 2009. Pursuant to this agreement, EVM waived $1,379,879 of its investment adviser fee for the six months ended October 31, 2009.

EVM has further agreed to waive its investment adviser fee to the extent that the cost of the committed financing to partially redeem the APS is greater than the dividends and preferred shares service fee that would have been incurred had the APS not been redeemed, hereafter referred to as “incremental cost”. Such waiver is calculated as the lesser of 50% of the Fund’s investment adviser fee on assets attributable to the committed financing or the incremental cost and will remain in effect until October 31, 2009. Pursuant to this agreement, EVM waived $880,432 of its investment adviser fee for the six months ended October 31, 2009.

Except for Trustees of the Fund who are not members of EVM’s organization, officers and Trustees receive remuneration for their services to the Fund out of the investment adviser fee. Trustees of the Fund who are not affiliated with EVM may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the six months ended October 31, 2009, no significant amounts have been deferred. Certain officers and Trustees of the Fund are officers of EVM.

5   Purchases and Sales of Investments

Purchases and sales of investments, other than short-term obligations and including maturities, paydowns and principal repayments on Senior Loans, for the six months ended October 31, 2009 were as follows:

Purchases

Investments (non-U.S. Government)	$468,905,462
U.S. Government and Agency Securities	16,685,070

$485,590,532

Sales

Investments (non-U.S. Government)	$446,526,946
U.S. Government and Agency Securities	111,142,833

$557,669,779

6   Common Shares of Beneficial Interest

The Fund may issue common shares pursuant to its dividend reinvestment plan. There were no transactions in common shares for the six months ended October 31, 2009 and the year ended April 30, 2009.

7   Federal Income Tax Basis of Investments

The cost and unrealized appreciation (depreciation) of investments of the Fund at October 31, 2009, as determined on a federal income tax basis, were as follows:

Aggregate cost	$2,675,286,392

Gross unrealized appreciation	$92,373,551
Gross unrealized depreciation	(196,132,390)

Net unrealized depreciation	$(103,758,839)

8   Restricted Securities

At October 31, 2009, the Fund owned the following securities (representing less than 0.1% of net assets applicable to common shares) which were restricted as to public resale and not registered under the Securities Act of 1933 (excluding Rule 144A securities). The Fund has various registration rights (exercisable under a variety of circumstances) with respect to these securities. The value of these securities is determined based on valuations provided by brokers when available, or if not available, they are valued at fair value using methods determined in good faith by or at the direction of the Trustees.

Eaton Vance Limited Duration Income Fund as of October 31, 2009

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT’D

	Date of
Description	Acquisition	Shares/Units	Cost		Value

Common Stocks

Environmental Systems Products Holdings, Inc.	10/25/07	2,484	$0	(1)	$34,602

Preferred Stocks

Environmental Systems Products Holdings, Inc., Series A	10/25/07	1,138	$19,915		$91,040
Fontainebleau Resorts LLC	6/1/07	6,270	6,270,000		63

Total Preferred Stocks			$6,289,915		$91,103

Total Restricted Securities			$6,289,915		$125,705

(1)	Less than $0.50.

9   Financial Instruments

The Fund may trade in financial instruments with off-balance sheet risk in the normal course of its investing activities. These financial instruments may include forward foreign currency exchange contracts and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. The notional or contractual amounts of these instruments represent the investment the Fund has in particular classes of financial instruments and do not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered.

A summary of obligations under these financial instruments at October 31, 2009 is as follows:

Forward Foreign Currency Exchange Contracts

Sales

			Net Unrealized
			Appreciation
Settlement Date	Deliver	In Exchange For	(Depreciation)

11/30/09	British Pound Sterling 15,877,759	United States Dollar 25,994,908	$(59,878)
11/30/09	Euro 46,075,570	United States Dollar 67,909,400	106,395

			$46,517

At October 31, 2009, the Fund had sufficient cash and/or securities to cover commitments under these contracts.

The Fund adopted FASB Statement of Financial Accounting Standards No. 161 (FAS 161), “Disclosures about Derivative Instruments and Hedging Activities”, (currently FASB Accounting Standards Codification (ASC) 815-10), effective May 1, 2009. Such standard requires enhanced disclosures about an entity’s derivative and hedging activities, including qualitative disclosures about the objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of and gains and losses on derivative instruments, and disclosures about credit-risk related contingent features in derivative instruments. The disclosure below includes additional information as a result of implementing FAS 161.

The Fund is subject to foreign exchange risk in the normal course of pursuing its investment objectives. Because the Fund holds foreign currency denominated investments, the value of these investments and related receivables and payables may change due to future changes in foreign currency exchange rates. To hedge against this risk, the Fund may enter into forward foreign currency exchange contracts. The Fund may also enter into such contracts to hedge currency risk of investments it anticipates purchasing.

The forward foreign currency exchange contracts in which the Fund invests are subject to the risk that the counterparty to the contract fails to perform its obligations under the contract. At October 31, 2009, the maximum amount of loss the Fund would incur due to counterparty risk was $106,395, representing the fair value of such derivatives in an asset position.

The fair value of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) and whose primary underlying risk exposure is foreign exchange risk at October 31, 2009 was as follows:

	Fair Value

Derivative	Asset Derivatives	Liability Derivatives

Forward foreign currency exchange contracts	$106,395(1)	$(59,878	)(2)

(1)	Statement of Assets and Liabilities location: Receivable for open forward foreign currency exchange contracts and Net unrealized depreciation.

(2)	Statement of Assets and Liabilities location: Payable for open forward foreign currency exchange contracts and Net unrealized depreciation.

The effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) on the Statement of Operations and whose primary underlying risk exposure is foreign exchange risk for the six months ended October 31, 2009 was as follows:

Change in
Unrealized
	Realized Gain		Appreciation
	(Loss) on		(Depreciation) on
	Derivatives		Derivatives
	Recognized in		Recognized in
Derivative	Income		Income

Forward foreign currency exchange contracts	$(9,779,732	)(1)	$1,030,509(2)

(1)	Statement of Operations location: Net realized gain (loss) — Foreign currency and forward foreign currency exchange contract transactions.

Eaton Vance Limited Duration Income Fund as of October 31, 2009

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT’D

(2)	Statement of Operations location: Change in unrealized appreciation (depreciation) — Foreign currency and forward foreign currency exchange contracts.

The average notional amount of forward foreign currency exchange contracts outstanding during the six months ended October 31, 2009, which is indicative of the volume of this derivative type, was approximately $84,651,000.

10   Revolving Credit and Security Agreement

Effective April 11, 2008, the Fund entered into a Revolving Credit and Security Agreement, as amended (the Agreement) with conduit lenders and a bank to borrow up to an initial limit of $715,625,000 for a period of five years, the proceeds of which were primarily used to partially redeem the Fund’s APS. The Agreement provides for a renewable 364-day backstop financing arrangement, which ensures that alternate financing will continue to be available to the Fund should the conduits be unable to place their commercial paper. The Agreement was renewed effective March 31, 2009. Borrowings under the Agreement are secured by the assets of the Fund. Interest is charged at a rate above the conduits’ commercial paper issuance rate and is payable monthly. Under the terms of the Agreement, the Fund pays a monthly program fee of 0.75% per annum on its outstanding borrowings to administer the facility and a monthly liquidity fee of 0.50% per annum (0.75% per annum prior to September 8, 2009) on the borrowing limit under the Agreement. The Fund also paid an initial structuring fee of $7,156,250 which is being amortized to interest expense over a period of five years, and a renewal fee of $5,367,188, which is being amortized to interest expense over a period of one year through March 2010. The unamortized balances at October 31, 2009 are approximately $7,123,300 and are included in prepaid expenses on the Statement of Assets and Liabilities. The Fund is required to maintain certain net asset levels during the term of the Agreement. At October 31, 2009, the Fund had borrowings outstanding under the Agreement of $585,200,000 at an interest rate of 0.28%. The carrying amounts of the borrowings at October 31, 2009 approximated its fair value. For the six months ended October 31, 2009, the average borrowings under the Agreement and the average interest rate were $643,672,826 and 0.55% (annualized), respectively.

11   Risks Associated with Foreign Investments

Investing in securities issued by companies whose principal business activities are outside the United States may involve significant risks not present in domestic investments. For example, there is generally less publicly available information about foreign companies, particularly those not subject to the disclosure and reporting requirements of the U.S. securities laws. Certain foreign issuers are generally not bound by uniform accounting, auditing, and financial reporting requirements and standards of practice comparable to those applicable to domestic issuers. Investments in foreign securities also involve the risk of possible adverse changes in investment or exchange control regulations, expropriation or confiscatory taxation, limitation on the removal of funds or other assets of the Fund, political or financial instability or diplomatic and other developments which could affect such investments. Foreign securities markets, while growing in volume and sophistication, are generally not as developed as those in the United States, and securities of some foreign issuers (particularly those located in developing countries) may be less liquid and more volatile than securities of comparable U.S. companies. In general, there is less overall governmental supervision and regulation of foreign securities markets, broker-dealers and issuers than in the United States.

12   Fair Value Measurements

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At October 31, 2009, the inputs used in valuing the Fund’s investments, which are carried at value, were as follows:

	Quoted
	Prices in
	Active	Significant
	Markets for	Other	Significant
	Identical	Observable	Unobservable
	Assets	Inputs	Inputs

Asset Description	(Level 1)	(Level 2)	(Level 3)	Total

Senior Floating-Rate Interests (Less Unfunded Loan Commitments)	$—	$864,131,419	$1,591,448	$865,722,867
Corporate Bonds & Notes	—	859,311,603	210,928	859,522,531
Mortgage Pass-Throughs	—	597,184,340	—	597,184,340
Collateralized Mortgage Obligations	—	148,670,485	—	148,670,485

Eaton Vance Limited Duration Income Fund as of October 31, 2009

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT’D

	Quoted
	Prices in
	Active	Significant
	Markets for	Other	Significant
	Identical	Observable	Unobservable
	Assets	Inputs	Inputs

Asset Description	(Level 1)	(Level 2)	(Level 3)	Total

Commercial Mortgage-Backed Securities	$—	$70,914,304	$—	$70,914,304
Asset-Backed Securities	—	2,404,658	—	2,404,658
Common Stocks	—	516,744	5,950,434	6,467,178
Convertible Bonds	—	2,027,475	—	2,027,475
Convertible Preferred Stocks	736,516	268,972	—	1,005,488
Preferred Stocks	—	—	91,103	91,103
Miscellaneous	—	159,264	0	159,264
Short-Term Investments	17,357,860	3,625,825	—	20,983,685

Total Investments	$18,094,376	$2,549,215,089	$7,843,913	$2,575,153,378

Forward Foreign Currency Exchange Contracts	—	106,395	—	106,395

Total	$18,094,376	$2,549,321,484	$7,843,913	$2,575,259,773

Liability Description

Forward Foreign Currency Exchange Contracts	$—	$(59,878)	$—	$(59,878)

Total	$—	$(59,878)	$—	$(59,878)

The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

				Investments in
	Investments in	Investments in	Investments in	Preferred
	Senior Floating-	Corporate Bonds	Common	Stocks and
	Rate Interests	& Notes	Stocks	Miscellaneous	Total

Balance as of April 30, 2009	$1,217,696	$191,394	$5,828,336	$607,545	$7,844,971
Realized gains (losses)	(1,460,532)	—	(73)	—	(1,460,605)
Change in net unrealized appreciation (depreciation)*	1,704,615	(2,225,410)	(22,405)	(893,612)	(1,436,812)
Net purchases (sales)	(363,808)	2,176,580	144,576	377,170	2,334,518
Accrued discount (premium)	493,477	8,739	—	—	502,216
Net transfers to (from) Level 3	—	59,625	—	—	59,625

Balance as of October 31, 2009	$1,591,448	$210,928	$5,950,434	$91,103	$7,843,913

Change in net unrealized appreciation(depreciation) on investments still held as of October 31, 2009*	$311,848	$(2,225,410)	$(22,405)	$(893,612)	$(2,829,579)

*    Amount is included in the related amount on investments in the Statement of Operations.

13   Review for Subsequent Events

In connection with the preparation of the financial statements of the Fund as of and for the six months ended October 31, 2009, events and transactions subsequent to October 31, 2009 through December 22, 2009, the date the financial statements were issued, have been evaluated by the Fund’s management for possible adjustment and/or disclosure. Management has not identified any subsequent events requiring financial statement disclosure as of the date these financial statements were issued.

Eaton Vance Limited Duration Income Fund

NOTICE TO SHAREHOLDERS

In February 2009, the Fund was authorized to invest in commercial mortgage-backed securities (“CMBS”). The Fund is permitted to invest in CMBS among the other investments in which it may invest in addition to investing at least 25% of its net assets in each of: (i) mortgage-backed securities, and (ii) investments rated below investment grade. The risks associated with CMBS include the effects of local and other economic conditions on real estate markets, the ability of tenants to make loan payments, and the ability of a property to attract and retain tenants. CMBS may be less liquid and exhibit greater price volatility than other types of mortgage- or asset-backed securities.

Beginning December 14, 2009, the Fund may participate in the Term Asset-Backed Loan Facility (“TALF”) program. The TALF is a loan facility administered by the Federal Reserve Bank of New York (the “New York Fed”) in conjunction with the U.S. Treasury Department. The program provides term financing for eligible asset backed securities (“ABS”) and commercial mortgage-backed securities (“CMBS”), which include those backed by student loans, autos (loan, lease, motorcycle and auto dealer floorplan), credit cards (consumer and business), equipment loans, insurance premium finance loans, small business loans and CMBS, with potential expansion to include private-label residential mortgage-backed securities, collateralized loan and debt obligations and other types of assets deemed appropriate by the New York Fed.

TALF-eligible securities currently consist of U.S. dollar-denominated cash, ABS, qualifying CMBS issued after January 1, 2009 (“New Issuance CMBS”) and qualifying CMBS issued before January 1, 2009 (“Legacy CMBS”). ABS and CMBS must conform to several criteria issued by the Federal Reserve Board to be eligible under the TALF program. In order for New Issuance CMBS and Legacy CMBS to qualify for TALF financing, the underlying mortgage loans must also meet certain criteria.

Under TALF, the New York Fed provides non-recourse funding to eligible borrowers through one or more loans (“TALF loans”) via primary dealers or a group of authorized banks (“Primary Dealers”) as agents. Those Primary Dealers facilitate the lending of money to eligible borrowers (pursuant to a Master Loan and Security Agreement (“MLSA”)), including U.S. organized pooled investment vehicles, such as hedge funds, private equity funds and registered investment companies. The loan process for ABS and New Issuance CMBS entails a borrower purchasing the securities and paying up-front a “haircut” amount (in general currently ranging from 5% to 16%) plus an administration fee (in general currently ten basis points for ABS and 20 basis points for CMBS), in exchange for the Primary Dealer depositing the security into an account held at The Bank of New York Mellon, with the balance of the payment coming from the New York Fed. In the case of Legacy CMBS, the loan process entails a borrower purchasing the CMBS for settlement during the eligible period for TALF subscriptions. Thereafter, the borrower submits a request for a TALF loan through the Primary Dealer on the declared subscription date. The New York Fed reviews all Legacy CMBS requests for acceptance or rejection.

The terms and conditions of the Fund’s participation in the TALF program will be governed by the TALF Standing Loan Facility Procedures and the MLSA. The MLSA will also include representations, warranties and covenants of the Fund and the Primary Dealer. The Fund will also be required to enter into Customer Agreements with its Primary Dealers that will contain additional representations, warranties, covenants and indemnities for the benefit of such Primary Dealer. The TALF program is currently scheduled to terminate on March 31, 2010 for ABS and Legacy CMBS and on June 30, 2010 for New Issuance CMBS.

A borrowing by the Fund under the TALF program is subject to similar risks associated with borrowings from banks as described in the Fund’s prospectus. However, pursuant to a recent no-action letter issued by the Staff of the United States Securities and Exchange Commission, in lieu of complying with the 300% asset coverage requirements of Section 18 of the Investment Company Act of 1940, as amended, the Fund need only segregate, on its books or the books of its custodian, liquid assets in an amount equal to the outstanding principal and interest due on the TALF loan. Thus, the combination of this asset segregation requirement and the pledge of TALF-eligible securities ensure that the Fund’s borrowing under the TALF program will, in effect, have asset coverage of at least 200%. Borrowing under the TALF program also may cause the Fund to incur costs, in addition to the interest due, including an administrative fee imposed by the New York Fed and certain other fees that may be charged by the Primary Dealers.

While not anticipated, should the periodic interest and principal payments due on a TALF loan exceed the amounts received on the pledged TALF-eligible security, the Fund may be required to pay such additional amounts from its other portfolio assets which could cause the Fund to sell other securities or investments at times when it might not otherwise choose to do so. In addition, in some instances, the Fund may be deemed to have earned income on the pledged collateral that must be paid out to shareholders under applicable Federal tax regulations without receiving cash sufficient to make such distributions. The Fund has also agreed not to exercise or refrain from exercising any vote, consent or waiver rights under a TALF-eligible security without consent of the New York Fed.

Participation in the TALF program may expose the Fund to, among others, the risks associated with leverage, bridge financing, and non-recourse financing. While the degree of leverage utilized by the Fund will vary depending upon categories of TALF-eligible securities and haircut amounts

Eaton Vance Limited Duration Income Fund

NOTICE TO SHAREHOLDERS CONT’D

assigned from time to time under the TALF program, all TALF investments will be leveraged significantly, with the effect that fluctuations in the price of the underlying ABS or CMBS could result in high volatility in the value of the net investment and adversely effect the performance of the Fund. The use of leverage has the potential to magnify the gains or the losses on the Fund’s investments. Such risks may be minimized by the non-recourse nature of the TALF loans combined with the limitation on use of TALF-financed investments in the Fund described below.

If the Fund acquires CMBS or ABS in the secondary market it may also be exposed to the risks associated with bridge financing. Given the unique operational aspects of the TALF program, the Fund will be required to provide cash or engage bridge financing for the period between settlement and release of TALF loans by the New York Fed. The Fund may utilize reverse repurchase agreements to provide bridge financing for the purpose of acquiring CMBS believed to be TALF-eligible. The use of financing by the Fund will not exceed the value of cash equivalents available to the Fund to settle its obligation under the reverse repurchase agreement. The Fund is also at risk if the New York Fed chooses to reject, in whole or in part, its request for a TALF loan to finance a specific CMBS CUSIP. In those circumstances, the Fund will bear the risk that such security’s value will decrease, perhaps significantly.

As noted above, the New York Fed as lender generally has limited recourse against the Fund under the terms of each MLSA. Recourse is limited to the collateral securing each TALF loan except in the following circumstances: if the Fund is no longer an eligible borrower, is in breach of certain representations and warranties, fails to reimburse amounts paid to it in error or it fails to exercise its collateral surrender rights at the maturity of a TALF loan and the TALF loan is not repaid in full. In those instances, the New York Fed may seek recourse against the Fund and any guarantor without such recourse being limited to the value of the collateral in respect of the relevant TALF loan. Similar full recourse rights likely will exist for the Primary Dealers under analogous circumstances under the Customer Agreements.

Eaton Vance Limited Duration Income Fund

BOARD OF TRUSTEES’ ANNUAL APPROVAL OF THE INVESTMENT ADVISORY AGREEMENT

Overview of the Contract Review Process

The Investment Company Act of 1940, as amended (the “1940 Act”), provides, in substance, that each investment advisory agreement between a fund and its investment adviser will continue in effect from year to year only if its continuance is approved at least annually by the fund’s board of trustees, including by a vote of a majority of the trustees who are not “interested persons” of the fund (“Independent Trustees”), cast in person at a meeting called for the purpose of considering such approval.

At a meeting of the Boards of Trustees (each a “Board”) of the Eaton Vance group of mutual funds (the “Eaton Vance Funds”) held on April 27, 2009, the Board, including a majority of the Independent Trustees, voted to approve continuation of existing advisory and sub-advisory agreements for the Eaton Vance Funds for an additional one-year period. In voting its approval, the Board relied upon the affirmative recommendation of the Contract Review Committee of the Board (formerly the Special Committee), which is a committee comprised exclusively of Independent Trustees. Prior to making its recommendation, the Contract Review Committee reviewed information furnished for a series of meetings of the Contract Review Committee held in February, March and April 2009. Such information included, among other things, the following:

Information about Fees, Performance and Expenses

• An independent report comparing the advisory and related fees paid by each fund with fees paid by comparable funds;

•	An independent report comparing each fund’s total expense ratio and its components to comparable funds;
•	An independent report comparing the investment performance of each fund to the investment performance of comparable funds over various time periods;
•	Data regarding investment performance in comparison to relevant peer groups of funds and appropriate indices;
•	Comparative information concerning fees charged by each adviser for managing other mutual funds and institutional accounts using investment strategies and techniques similar to those used in managing the fund;
•	Profitability analyses for each adviser with respect to each fund;

Information about Portfolio Management

•	Descriptions of the investment management services provided to each fund, including the investment strategies and processes employed, and any changes in portfolio management processes and personnel;
•	Information concerning the allocation of brokerage and the benefits received by each adviser as a result of brokerage allocation, including information concerning the acquisition of research through “soft dollar” benefits received in connection with the funds’ brokerage, and the implementation of a soft dollar reimbursement program established with respect to the funds;
•	Data relating to portfolio turnover rates of each fund;
•	The procedures and processes used to determine the fair value of fund assets and actions taken to monitor and test the effectiveness of such procedures and processes;

Information about each Adviser

•	Reports detailing the financial results and condition of each adviser;
•	Descriptions of the qualifications, education and experience of the individual investment professionals whose responsibilities include portfolio management and investment research for the funds, and information relating to their compensation and responsibilities with respect to managing other mutual funds and investment accounts;
•	Copies of the Codes of Ethics of each adviser and its affiliates, together with information relating to compliance with and the administration of such codes;
•	Copies of or descriptions of each adviser’s proxy voting policies and procedures;
•	Information concerning the resources devoted to compliance efforts undertaken by each adviser and its affiliates on behalf of the funds (including descriptions of various compliance programs) and their record of compliance with investment policies and restrictions, including policies with respect to market-timing, late trading and selective portfolio disclosure, and with policies on personal securities transactions;
• Descriptions of the business continuity and disaster recovery plans of each adviser and its affiliates;

Other Relevant Information

•	Information concerning the nature, cost and character of the administrative and other non-investment management services provided by Eaton Vance Management and its affiliates;
•	Information concerning management of the relationship with the custodian, subcustodians and fund accountants by each adviser or the funds’ administrator; and
•	The terms of each advisory agreement.

Eaton Vance Limited Duration Income Fund

BOARD OF TRUSTEES’ ANNUAL APPROVAL OF THE INVESTMENT ADVISORY AGREEMENT CONT’D

In addition to the information identified above, the Contract Review Committee considered information provided from time to time by each adviser throughout the year at meetings of the Board and its committees. Over the course of the twelve-month period ended April 30, 2009, the Board met eighteen times and the Contract Review Committee, the Audit Committee, the Governance Committee, the Portfolio Management Committee and the Compliance Reports and Regulatory Matters Committee, each of which is a Committee comprised solely of Independent Trustees, met seven, five, six, six and six times, respectively. At such meetings, the Trustees received, among other things, presentations by the portfolio managers and other investment professionals of each adviser relating to the investment performance of each fund and the investment strategies used in pursuing the fund’s investment objective.

For funds that invest through one or more underlying portfolios, the Board considered similar information about the portfolio(s) when considering the approval of advisory agreements. In addition, in cases where the fund’s investment adviser has engaged a sub-adviser, the Board considered similar information about the sub-adviser when considering the approval of any sub-advisory agreement.

The Contract Review Committee was assisted throughout the contract review process by Goodwin Procter LLP, legal counsel for the Independent Trustees. The members of the Contract Review Committee relied upon the advice of such counsel and their own business judgment in determining the material factors to be considered in evaluating each advisory and sub-advisory agreement and the weight to be given to each such factor. The conclusions reached with respect to each advisory and sub-advisory agreement were based on a comprehensive evaluation of all the information provided and not any single factor. Moreover, each member of the Contract Review Committee may have placed varying emphasis on particular factors in reaching conclusions with respect to each advisory and sub-advisory agreement.

Results of the Process

Based on its consideration of the foregoing, and such other information as it deemed relevant, including the factors and conclusions described below, the Contract Review Committee concluded that the continuance of the investment advisory agreement between Eaton Vance Limited Duration Income Fund (the “Fund”), and Eaton Vance Management (the “Adviser”), including its fee structure, is in the interests of shareholders and, therefore, the Contract Review Committee recommended to the Board approval of the agreement. The Board accepted the recommendation of the Contract Review Committee as well as the factors considered and conclusions reached by the Contract Review Committee with respect to the agreement. Accordingly, the Board, including a majority of the Independent Trustees, voted to approve continuation of the investment advisory agreement for the Fund.

Nature, Extent and Quality of Services

In considering whether to approve the investment advisory agreement of the Fund, the Board evaluated the nature, extent and quality of services provided to the Fund by the Adviser.

The Board considered the Adviser’s management capabilities and investment process with respect to the types of investments held by the Fund, including the education, experience and number of its investment professionals and other personnel who provide portfolio management, investment research, and similar services to the Fund, including recent changes to such personnel. In particular, the Board evaluated, where relevant, the abilities and experience of such investment personnel in analyzing factors such as credit risk and special considerations relevant to investing in senior secured floating-rate loans, mortgage-backed securities and high-yield bonds. Specifically, the Board considered the Adviser’s in-house research capabilities as well as other resources available to personnel of the Adviser, including research services. The Board also took into account the resources dedicated to portfolio management and other services, including the compensation paid to recruit and retain investment personnel, and the time and attention devoted to the Fund by senior management.

The Board also reviewed the compliance programs of the Adviser and relevant affiliates thereof. Among other matters, the Board considered compliance and reporting matters relating to personal trading by investment personnel, selective disclosure of portfolio holdings, late trading, frequent trading, portfolio valuation, business continuity and the allocation of investment opportunities. The Board also evaluated the responses of the Adviser and its affiliates to requests from regulatory authorities such as the Securities and Exchange Commission and the Financial Industry Regulatory Authority.

The Board considered shareholder and other administrative services provided or managed by Eaton Vance Management and its affiliates, including transfer agency and accounting services. The Board evaluated the benefits to shareholders of investing in a fund that is a part of a large family of funds.

The Board considered the Adviser’s recommendations for Board action and other steps taken in response to the unprecedented dislocations experienced in the capital markets over recent periods, including sustained periods of high volatility, credit disruption and government intervention. In particular, the Board considered the Adviser’s efforts and expertise with respect to each of the following

Eaton Vance Limited Duration Income Fund

BOARD OF TRUSTEES’ ANNUAL APPROVAL OF THE INVESTMENT ADVISORY AGREEMENT CONT’D

matters as they relate to the Fund and/or other funds within the Eaton Vance family of funds: (i) negotiating and maintaining the availability of bank loan facilities and other sources of credit used for investment purposes or to satisfy liquidity needs; (ii) establishing the fair value of securities and other instruments held in investment portfolios during periods of market volatility and issuer-specific disruptions; and (iii) the ongoing monitoring of investment management processes and risk controls. In addition, the Board considered the Adviser’s actions with respect to the Auction Preferred Shares (“APS”) issued by the Fund, including the Adviser’s efforts to seek alternative forms of debt and other leverage that may over time reduce financing costs associated with APS and enable the Fund to restore liquidity for APS holders.

After consideration of the foregoing factors, among others, the Board concluded that the nature, extent and quality of services provided by the Adviser, taken as a whole, are appropriate and consistent with the terms of the investment advisory agreement.

Fund Performance

The Board compared the Fund’s investment performance to a relevant universe of similarly managed funds identified by an independent data provider and appropriate benchmark indices. The Board reviewed comparative performance data for the one-, three- and five-year periods ended September 30, 2008 for the Fund. The Board concluded that the Fund’s performance was satisfactory.

Management Fees and Expenses

The Board reviewed contractual investment advisory fee rates, including any administrative fee rates, payable by the Fund (referred to as “management fees”). As part of its review, the Board considered the Fund’s management fees and total expense ratio for the year ended September 30, 2008, as compared to a group of similarly managed funds selected by an independent data provider. The Board considered the fact that the Adviser had waived fees and/or paid expenses for the Fund.

After reviewing the foregoing information, and in light of the nature, extent and quality of the services provided by the Adviser, the Board concluded that the management fees charged for advisory and related services and the Fund’s total expense ratio are reasonable.

Profitability

The Board reviewed the level of profits realized by the Adviser and relevant affiliates thereof in providing investment advisory and administrative services to the Fund and to all Eaton Vance Funds as a group. The Board considered the level of profits realized with and without regard to revenue sharing or other payments by the Adviser and its affiliates to third parties in respect of distribution services. The Board also considered other direct or indirect benefits received by the Adviser in connection with its relationship with the Fund.

The Board concluded that, in light of the foregoing factors and the nature, extent and quality of the services rendered, the profits realized by the Adviser and its affiliates are reasonable.

Economies of Scale

In reviewing management fees and profitability, the Board also considered the extent to which the Adviser and its affiliates, on the one hand, and the Fund, on the other hand, can expect to realize benefits from economies of scale as the assets of the Fund increase. The Board acknowledged the difficulty in accurately measuring the benefits resulting from the economies of scale with respect to the management of any specific fund or group of funds. The Board also considered the fact that the Fund is not continuously offered and concluded that, in light of the level of the adviser’s profits with respect to the Fund, the implementation of breakpoints in the advisory fee schedule is not appropriate at this time. Based upon the foregoing, the Board concluded that the benefits from economies of scale are currently being shared equitably by the Adviser and its affiliates and the Fund.

Eaton Vance Limited Duration Income Fund

OFFICERS AND TRUSTEES

Officers
Payson F. Swaffield
President

Christine M. Johnston
Vice President

Catherine C. McDermott
Vice President

Scott H. Page
Vice President

Susan Schiff
Vice President

Mark S. Venezia
Vice President

Michael W. Weilheimer
Vice President

Barbara E. Campbell
Treasurer

Maureen A. Gemma
Secretary and Chief Legal Officer

Paul M. O’Neil
Chief Compliance Officer
Trustees Ralph F. Verni Chairman Benjamin C. Esty Thomas E. Faust Jr. Allen R. Freedman William H. Park Ronald A. Pearlman Helen Frame Peters Heidi L. Steiger Lynn A. Stout

Number of Employees
The Fund is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as a diversified, closed-end management investment company and has no employees.

Number of Shareholders
As of October 31, 2009, our records indicate that there are 316 registered shareholders and approximately 92,712 shareholders owning the Fund shares in street name, such as through brokers, banks, and financial intermediaries.

If you are a street name shareholder and wish to receive our reports directly, which contain important information about the Fund, please write or call:

Eaton Vance Distributors, Inc.
Two International Place
Boston, MA 02110
1-800-262-1122

NYSE Amex symbol

The NYSE Amex symbol is EVV.

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Investment Adviser and Administrator of
Eaton Vance Limited Duration Income Fund
Eaton Vance Management
Two International Place
Boston, MA 02110

Custodian
State Street Bank and Trust Company
200 Clarendon Street
Boston, MA 02116

Transfer Agent
American Stock Transfer & Trust Company
59 Maiden Lane
Plaza Level
New York, NY 10038

Eaton Vance Limited Duration Income Fund
Two International Place
Boston, MA 02110

1856-12/09	CE-LDISRC

Item 2.	Code of Ethics
The registrant has adopted a code of ethics applicable to its Principal Executive Officer, Principal Financial Officer and Principal Accounting Officer. The registrant undertakes to provide a copy of such code of ethics to any person upon request, without charge, by calling 1-800-262-1122.

Item 3.	Audit Committee Financial Expert
The registrant’s Board has designated William H. Park, an independent trustee, as its audit committee financial expert. Mr. Park is a certified public accountant who is the Vice Chairman of Commercial Industrial Finance Corp (specialty finance company). Previously, he served as President and Chief Executive Officer of Prizm Capital Management, LLC (investment management firm) and as Executive Vice President and Chief Financial Officer of United Asset Management Corporation (“UAM”) (a holding company owning institutional investment management firms).

Item 4.	Principal Accountant Fees and Services
Not required in this filing

Item 5.	Audit Committee of Listed registrants
Not required in this filing.

Item 6.	Schedule of Investments
Please see schedule of investments contained in the Report to Stockholders included under Item 1 of this Form N-CSR.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies
Not required in this filing.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies
Not required in this filing.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.
No such purchases this period.

Item 10.	Submission of Matters to a Vote of Security Holders.
No Material Changes.

Item 11.	Controls and Procedures
(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.	Exhibits

(a)(1)	Registrant’s Code of Ethics — Not applicable (please see Item 2).

(a)(2)(i)	Treasurer’s Section 302 certification.

(a)(2)(ii)	President’s Section 302 certification.

(b)	Combined Section 906 certification.

Signatures
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance Limited Duration Income Fund

By:	/s/ Payson F. Swaffield Payson F. Swaffield
President

Date:	December 11, 2009
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Barbara E. Campbell Barbara E. Campbell
Treasurer

Date:	December 11, 2009

By:	/s/ Payson F. Swaffield Payson F. Swaffield
President

Date:	December 11, 2009